FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Years Ended December 31, 2020 and 2019

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Financial Statements

Years Ended December 31, 2020 and 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Merrill Lynch Life Variable Annuity Separate Account D

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D indicated in the table below as of December 31, 2020, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Discovery Value Class A Shares (1)	Invesco American Franchise Fund Class A Shares (1)
AB International Value Class A Shares (1)	Invesco Capital Appreciation Class A Shares (1)
AB Large Cap Growth Class A Shares (1)	Invesco Charter Class A Shares (1)
AB Relative Value Class A Shares (1)	Invesco Comstock Class A Shares (1)
AB Value Class A Shares (1)	Invesco Discovery Mid Cap Growth Class A Shares (2)
AllianzGI Dividend Value Class A Shares (1)	Invesco Equity and Income Class A Shares (1)
AllianzGI Small-Cap Value Class A Shares (1)	Invesco Fundamental Alternatives Class A Shares (1)
American Funds - EuroPacific Growth Fund® Class F -1 Shares (1)	Invesco Global Class A Shares (1)
American Funds - Growth Fund of America® Class F -1 Shares (1)	Invesco Main Street Class A Shares (1)
American Funds - Income Fund of America® Class F -1 Shares (1)	Invesco Main Street Mid Cap Class A Shares (1)
American Funds - Investment Company of America® Class F -1 Shares (1)	Invesco Value Opportunities Class A Shares (1)
American Funds - The Bond Fund of America® Class A Shares (1)	Janus Henderson Enterprise Class A Shares (1)
American Funds - The Bond Fund of America® Class F -1 Shares (1)	Janus Henderson Forty Class A Shares (1)
American Funds - The Growth Fund of America® Class A Shares (1)	JPMorgan Small Cap Growth Class A Shares (1)
American Funds - The Income Fund of America® Class A Shares (1)	Lord Abbett Affiliated Class A Shares (1)
American Funds - The Investment Company of America® Class A Shares (1)	Lord Abbett Bond-Debenture Class A Shares (1)
AMG Renaissance Large Cap Growth Class N Shares (1)	Lord Abbett Mid Cap Stock Class A Shares (1)
BlackRock Advantage Global Investor A Shares (1)	MFS® Growth Class A Shares (1)
BlackRock Advantage International Investor A Shares (1)	MFS® Mid Cap Growth Class A Shares (1)
BlackRock Advantage Large Cap Core Investor A Shares (1)	MFS® Research International Class A Shares (1)
BlackRock Advantage Large Cap Value Investor A Shares (1)	PIMCO CommodityRealReturn Strategy Class A Shares (1)
BlackRock Advantage U.S. Total Market Investor A Shares (1)	PIMCO Low Duration Class A Shares (1)
BlackRock Basic Value Investor A Shares (1)	PIMCO Real Return Class A Shares (1)
BlackRock Capital Appreciation Investor A Shares (1)	PIMCO Total Return Class A Shares (1)
BlackRock Global Allocation Investor A Shares (1)	Pioneer Class A Shares (1)
BlackRock High Yield Bond Investor A Shares (1)	Pioneer High Yield Class A Shares (1)
BlackRock International Investor A Shares (1)	Pioneer Real Estate Shares Class A Shares (1)
BlackRock iShares MSCI EAFE International Index Investor A Shares (1)	Pioneer Select Mid Cap Growth Class A Shares (1)
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares (1)	Putnam Equity Income Class A Shares (1)
BlackRock iShares S&P 500 Index Investor A Shares (1)	Putnam Growth Opportunities Class A Shares (1)
BlackRock Large Cap Focus Growth Investor A Shares (5)	Putnam International Equity Class A Shares (1)
BlackRock Low Duration Bond Investor A Shares (1)	Ready Assets Government Liquidity (1)
BlackRock Total Return Investor A Shares (1)	TA Aegon Sustainable Equity Income Service Class (1)
BlackRock U.S. Government Bond Investor A Shares (1)	TA Asset Allocation - Conservative Class A Shares (1)
BNY Mellon Appreciation Investor Shares (1)	TA Asset Allocation - Moderate Class A Shares (1)
Cohen & Steers Real Estate Securities Class A Shares (1)	TA Asset Allocation - Moderate Growth Class A Shares (1)
Columbia Large Cap Growth Opportunity Class A Shares (1)	TA BlackRock Government Money Market Initial Class (4)
Columbia Mid Cap Growth Class A Shares (1)	TA Bond Class A Shares (1)
Columbia Select Small Cap Value Class A Shares (1)	TA International Growth Initial Class (1)
Davis New York Venture Class A Shares (1)	TA JPMorgan Mid Cap Value Service Class (1)
Delaware Smid Cap Growth Class A Shares (1)	TA Morgan Stanley Capital Growth Service Class (3)
Eaton Vance Floating-Rate Class A Shares (1)	TA Multi-Managed Balanced Class A Shares (1)
Eaton Vance Large-Cap Value Class A Shares (1)	TA Small/Mid Cap Value Class A Shares (1)
Federated Hermes Equity Income Class A Shares (1)	TA Sustainable Equity Income Class A Shares (1)
Federated Hermes Kaufmann Class A Shares (1)	TA T. Rowe Price Small Cap Service Class (1)
Fidelity Advisor® Equity Growth Class A Shares (1)	TA TS&W International Equity Service Class (1)
Fidelity Advisor® Overseas Class A Shares (1)	TA US Growth Class A Shares (1)
Fidelity Advisor® Stock Selector Mid Cap Class A Shares (1)	TA WMC US Growth Service Class (1)
Franklin Templeton Growth Class A Shares (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2020 and 2019
(2)	Statements of operations and changes in net assets for the period April 17, 2020 (commencement of operations) through December 31, 2020
(3)	Statements of operations and changes in net assets for the year ended December 31, 2020 and the period November 1, 2019 (commencement of operations) through December 31, 2019
(4)	Statements of operations and changes in net assets for the year ended December 31, 2020 and the period November 29, 2019 (commencement of operations) through December 31, 2019
(5)	Statements of operations and changes in net assets for the year ended December 31, 2020 and the period December 6, 2019 (commencement of operations) through December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 21, 2021

We have served as the auditor of one or more of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D since 2014.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Discovery Value Class A Shares	148,463.530	$2,839,829	$3,031,625	$ 1	$3,031,626	106,623	$27.517309	$29.841276
AB International Value Class A Shares	127,248.828	1,572,377	1,691,137	5	1,691,142	255,012	6.415713	6.874561
AB Large Cap Growth Class A Shares	46,616.423	2,430,208	3,479,916	-	3,479,916	49,261	70.642808	70.642808
AB Relative Value Class A Shares	845,488.986	4,542,765	4,836,197	(1)	4,836,196	128,119	37.747754	37.747754
AB Value Class A Shares	25,164.408	347,754	385,770	2	385,772	24,132	15.405801	16.707183
AllianzGI Dividend Value Class A Shares	345,016.251	4,338,874	3,853,832	(2)	3,853,830	254,088	14.715682	15.767771
AllianzGI Small-Cap Value Class A Shares	303,345.023	5,624,806	4,079,991	(4)	4,079,987	127,664	23.740780	38.591712
American Funds - EuroPacific Growth Fund® Class F -1 Shares	59,873.385	2,941,902	4,133,060	(3)	4,133,057	138,262	28.616435	31.033932
American Funds - Growth Fund of America® Class F -1 Shares	241,687.559	10,717,669	16,200,317	6	16,200,323	351,366	44.126367	47.854237
American Funds - Income Fund of America® Class F -1 Shares	174,653.192	3,321,504	4,100,857	(9)	4,100,848	171,828	22.740712	24.661845
American Funds - Investment Company of America® Class F -1	138,615.506	4,822,255	6,139,281	(162)	6,139,119	199,180	29.440113	31.927355
Shares
American Funds - The Bond Fund of America® Class A Shares	349,825.843	4,333,644	4,824,098	(54)	4,824,044	269,890	17.874120	17.874120
American Funds - The Bond Fund of America® Class F -1 Shares	181,401.520	2,333,321	2,501,527	(108)	2,501,419	174,795	13.726448	14.885981
American Funds - The Growth Fund of America® Class A Shares	683,890.201	30,336,731	46,189,944	3	46,189,947	691,859	66.762116	66.762116
American Funds - The Income Fund of America® Class A Shares	433,197.053	8,599,830	10,201,791	2	10,201,793	297,789	34.258447	34.258447
American Funds - The Investment Company of America® Class A Shares	479,226.371	17,539,349	21,287,235	(3)	21,287,232	493,659	43.121330	43.121330
AMG Renaissance Large Cap Growth Class N Shares	6,547.528	85,251	100,243	(1)	100,242	6,300	15.838341	16.112538
BlackRock Advantage Global Investor A Shares	13,658.337	290,205	329,849	(3)	329,846	10,558	29.907068	32.432795
BlackRock Advantage International Investor A Shares	104,814.488	1,563,532	1,852,072	1	1,852,073	104,528	17.368898	18.195989
BlackRock Advantage Large Cap Core Investor A Shares	311,481.392	4,930,617	5,989,787	3	5,989,790	183,352	31.280583	33.921863
BlackRock Advantage Large Cap Value Investor A Shares	124,103.449	2,834,711	3,577,902	13	3,577,915	146,388	23.554995	25.544190
BlackRock Advantage U.S. Total Market Investor A Shares	170,164.696	4,757,333	5,598,418	(3)	5,598,415	134,100	28.586742	49.090401
BlackRock Basic Value Investor A Shares	1,556,220.491	31,473,510	28,961,263	(9)	28,961,254	1,107,228	22.938211	35.711322
BlackRock Capital Appreciation Investor A Shares	1,221,897.342	31,081,036	44,721,443	(10)	44,721,433	924,583	43.659546	57.287483
BlackRock Global Allocation Investor A Shares	4,680,778.317	89,620,227	100,777,157	18	100,777,175	3,485,383	24.540732	40.280824
BlackRock High Yield Bond Investor A Shares	2,467,044.770	18,959,114	19,218,279	(839)	19,217,440	1,198,318	15.669530	16.415584
BlackRock International Investor A Shares	112,097.237	1,779,942	2,374,219	3	2,374,222	141,275	16.443720	17.233346
BlackRock iShares MSCI EAFE International Index Investor A Shares	9,857.888	119,658	143,728	1	143,729	7,916	17.551902	19.034448
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	1,740.081	23,568	42,145	-	42,145	1,349	30.139612	32.684990
BlackRock iShares S&P 500 Index Investor A Shares	56,131.982	16,752,177	24,929,336	(14)	24,929,322	1,013,943	24.007066	24.949354
BlackRock Large Cap Focus Growth Investor A Shares	694,926.742	3,124,953	4,662,958	(53)	4,662,905	311,393	14.934404	15.014719
BlackRock Low Duration Bond Investor A Shares	7,447.281	72,190	72,760	(3)	72,757	6,932	10.244736	10.740672
BlackRock Total Return Investor A Shares	5,441,074.514	64,580,827	66,544,341	(664)	66,543,677	4,240,037	14.587061	16.840114
BlackRock U.S. Government Bond Investor A Shares	1,459,177.821	15,513,231	16,182,282	(323)	16,181,959	1,436,979	10.831408	11.355706
BNY Mellon Appreciation Investor Shares	258,012.308	8,359,437	10,165,685	27	10,165,712	307,193	31.815484	34.502485
Cohen & Steers Real Estate Securities Class A Shares	31,440.682	454,271	482,300	10	482,310	17,010	27.256162	29.558075
Columbia Large Cap Growth Opportunity Class A Shares	264,881.427	4,449,344	6,057,838	3	6,057,841	274,442	21.859280	22.320875
Columbia Mid Cap Growth Class A Shares	18,547.942	440,623	500,423	(11)	500,412	18,923	25.801709	27.086566
Columbia Select Small Cap Value Class A Shares	612,261.121	9,460,560	10,873,758	(1)	10,873,757	246,935	44.034816	44.034816
Davis New York Venture Class A Shares	702,080.125	21,184,209	21,890,858	30	21,890,888	659,474	26.824954	41.086952
Delaware Smid Cap Growth Class A Shares	96,773.164	2,101,793	4,281,245	6	4,281,251	68,821	59.589948	62.710359

See accompanying notes.	2

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Eaton Vance Floating-Rate Class A Shares	387,903.656	$3,555,336	$3,498,891	$(493)	$3,498,398	245,523	$13.737108	$14.897627
Eaton Vance Large-Cap Value Class A Shares	167,296.577	3,040,509	3,513,228	(10)	3,513,218	192,402	17.688772	18.953310
Federated Hermes Equity Income Class A Shares	58,440.315	1,250,533	1,354,062	(293)	1,353,769	85,513	15.560767	16.171658
Federated Hermes Kaufmann Class A Shares	747,206.465	4,243,822	5,364,942	81	5,365,023	113,118	45.299513	49.125381
Fidelity Advisor® Equity Growth Class A Shares	163,066.364	1,874,489	2,582,971	(11)	2,582,960	41,562	45.865098	62.819053
Fidelity Advisor® Overseas Class A Shares	21,824.927	390,416	634,887	(3)	634,884	19,695	32.236033	32.236033
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	19,150.189	537,471	751,262	-	751,262	16,260	46.204420	46.204420
Franklin Templeton Growth Class A Shares	162,488.930	3,527,611	3,839,613	2	3,839,615	191,463	16.386442	25.396738
Invesco American Franchise Fund Class A Shares	19,229.465	376,651	551,116	1	551,117	19,291	28.569020	28.569020
Invesco Capital Appreciation Class A Shares	13,596.642	783,265	997,858	(18)	997,840	29,073	32.786189	35.555103
Invesco Charter Class A Shares	13,963.494	237,354	246,595	1	246,596	10,141	24.315571	24.315571
Invesco Comstock Class A Shares	1,449,773.819	31,888,021	35,157,015	(1)	35,157,014	1,308,740	22.973068	38.434055
Invesco Discovery Mid Cap Growth Class A Shares	61,838.797	1,322,651	1,882,373	-	1,882,373	121,933	15.437757	15.437757
Invesco Equity and Income Class A Shares	198,908.854	2,046,151	2,180,041	-	2,180,041	64,784	33.650843	33.650843
Invesco Fundamental Alternatives Class A Shares	19,046.825	509,529	511,217	-	511,217	30,309	16.866860	16.866860
Invesco Global Class A Shares	27,175.378	2,261,033	3,141,202	8	3,141,210	57,730	54.412001	54.412001
Invesco Main Street Class A Shares	42,915.479	2,018,737	2,289,112	17	2,289,129	66,220	29.825143	41.120692
Invesco Main Street Mid Cap Class A Shares	120,564.515	2,565,619	3,317,935	5	3,317,940	110,563	28.970433	31.416842
Invesco Value Opportunities Class A Shares	20,739.968	237,404	284,552	(3)	284,549	157,303	1.766182	1.853096
Janus Henderson Enterprise Class A Shares	212,060.193	22,321,710	32,290,406	4	32,290,410	614,864	51.027831	54.038200
Janus Henderson Forty Class A Shares	140,693.525	4,700,905	6,792,683	9	6,792,692	155,943	42.059490	45.065613
JPMorgan Small Cap Growth Class A Shares	97,710.645	1,553,238	2,505,301	1	2,505,302	53,337	45.252465	48.487229
Lord Abbett Affiliated Class A Shares	116,128.402	1,728,464	1,769,797	11	1,769,808	79,395	21.298564	23.097634
Lord Abbett Bond-Debenture Class A Shares	1,629,116.996	13,060,931	13,700,874	(444)	13,700,430	536,369	21.113520	29.662822
Lord Abbett Mid Cap Stock Class A Shares	356,306.667	8,202,338	10,340,019	11	10,340,030	375,979	20.827037	32.816228
MFS® Growth Class A Shares	98,350.570	8,418,406	14,807,662	(7)	14,807,655	348,978	42.431528	42.431528
MFS® Mid Cap Growth Class A Shares	436,148.989	6,558,121	12,299,401	-	12,299,401	215,077	57.186162	57.186162
MFS® Research International Class A Shares	309,040.243	5,114,014	6,839,061	(11)	6,839,050	212,238	32.223495	32.223495
PIMCO CommodityRealReturn Strategy Class A Shares	1,436,440.438	8,683,974	8,259,533	(9)	8,259,524	1,412,865	5.613338	6.087808
PIMCO Low Duration Class A Shares	4,543,644.928	45,082,406	45,209,267	(631)	45,208,636	3,764,611	11.600592	12.429759
PIMCO Real Return Class A Shares	2,485,987.656	27,764,761	30,503,069	(575)	30,502,494	2,021,251	14.488809	15.712893
PIMCO Total Return Class A Shares	7,753,416.790	80,529,509	82,186,218	(696)	82,185,522	4,659,009	16.334342	19.181746
Pioneer Class A Shares	31,614.986	945,029	1,091,982	46	1,092,028	31,780	33.047292	35.838131
Pioneer High Yield Class A Shares	243,003.188	2,312,864	2,313,390	(127)	2,313,263	116,741	19.078586	20.690109
Pioneer Real Estate Shares Class A Shares	180,027.639	2,901,673	2,365,563	(8)	2,365,555	129,807	17.754287	18.928633
Pioneer Select Mid Cap Growth Class A Shares	6,833.776	276,342	371,621	2	371,623	8,413	42.988008	45.505863
Putnam Equity Income Class A Shares	23,203.794	539,721	611,188	-	611,188	45,036	13.571225	13.571225
Putnam Growth Opportunities Class A Shares	38,981.660	1,171,181	2,039,131	(1)	2,039,130	84,284	24.193442	24.193442
Putnam International Equity Class A Shares	465,343.278	10,215,525	12,396,745	59	12,396,804	486,489	25.482209	25.482209
Ready Assets Government Liquidity	2,715,255.449	2,715,255	2,715,255	1	2,715,256	286,511	8.984486	9.743578
TA Aegon Sustainable Equity Income Service Class	210,948.968	4,465,899	3,719,030	-	3,719,030	355,775	10.300578	10.476130
TA Asset Allocation - Conservative Class A Shares	109,796.558	1,201,533	1,267,052	1	1,267,053	102,861	12.175711	12.407551
TA Asset Allocation - Moderate Class A Shares	78,327.984	902,974	961,084	1	961,085	75,470	12.548871	12.787798

See accompanying notes.	3

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA Asset Allocation - Moderate Growth Class A Shares	226,308.261	$2,935,663	$2,966,901	$2	$2,966,903	224,165	$13.101336	$13.350772
TA BlackRock Government Money Market Initial Class	3,730,602.590	3,730,603	3,730,603	(2)	3,730,601	377,342	9.851513	9.905643
TA Bond Class A Shares	100,189.006	931,422	974,839	(69)	974,770	628,110	1.498396	1.583913
TA International Growth Initial Class	10,089,386.446	86,087,320	99,279,563	(123)	99,279,440	7,730,565	12.721033	12.937746
TA JPMorgan Mid Cap Value Service Class	107,870.865	1,630,662	1,652,582	-	1,652,582	144,775	11.246022	11.437649
TA Morgan Stanley Capital Growth Service Class	9,202.085	171,560	343,422	-	343,422	15,238	22.476424	22.608020
TA Multi-Managed Balanced Class A Shares	50,254.386	1,472,016	1,599,095	1	1,599,096	113,892	13.843686	14.107258
TA Small/Mid Cap Value Class A Shares	1,260,967.237	28,923,976	33,516,509	13	33,516,522	1,414,551	22.935360	24.452276
TA Sustainable Equity Income Class A Shares	7,420,697.461	67,536,616	58,994,545	21	58,994,566	4,409,162	13.108295	13.568751
TA T. Rowe Price Small Cap Service Class	313,799.426	4,264,721	5,494,628	(3)	5,494,625	342,938	15.887151	16.157788
TA TS&W International Equity Service Class	278,008.473	3,631,684	3,964,401	(4)	3,964,397	360,971	10.895571	11.081185
TA US Growth Class A Shares	1,320,854.647	25,344,402	36,165,000	(49)	36,164,951	1,053,497	33.558902	35.083404
TA WMC US Growth Service Class	626.477	21,531	26,531	(1)	26,530	1,342	19.695318	20.030719

See accompanying notes.	4

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	AB Discovery Value Class A Shares Subaccount	AB International Value Class A Shares Subaccount	AB Large Cap Growth Class A Shares Subaccount	AB Relative Value Class A Shares Subaccount	AB Value Class A Shares Subaccount

Net Assets as of December 31, 2018:	$3,119,612	$1,777,788	$2,429,849	$5,009,477	$401,993

Investment Income:
Reinvested Dividends	26,107	20,291	-	61,322	5,402
Investment Expense:
Mortality and Expense Risk and Administrative Charges	52,666	27,535	36,520	66,590	6,405

Net Investment Income (Loss)	(26,559)	(7,244)	(36,520)	(5,268)	(1,003)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	109,401	-	106,765	160,483	2,861
Realized Gain (Loss) on Investments	463	(27,626)	198,501	18,420	27,312

Net Realized Capital Gains (Losses) on Investments	109,864	(27,626)	305,266	178,903	30,173
Net Change in Unrealized Appreciation (Depreciation)	465,054	290,414	492,703	831,155	39,240

Net Gain (Loss) on Investment	574,918	262,788	797,969	1,010,058	69,413

Net Increase (Decrease) in Net Assets Resulting from Operations	548,359	255,544	761,449	1,004,790	68,410

Increase (Decrease) in Net Assets from Contract Transactions	(521,074)	(418,486)	(222,695)	(804,881)	(79,479)

Total Increase (Decrease) in Net Assets	27,285	(162,942)	538,754	199,909	(11,069)

Net Assets as of December 31, 2019:	$3,146,897	$1,614,846	$2,968,603	$5,209,386	$390,924

Investment Income:
Reinvested Dividends	16,587	12,122	-	58,795	4,451
Investment Expense:
Mortality and Expense Risk and Administrative Charges	40,957	22,000	40,812	60,423	5,227

Net Investment Income (Loss)	(24,370)	(9,878)	(40,812)	(1,628)	(776)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	98,513	-	-
Realized Gain (Loss) on Investments	(52,568)	(27,793)	237,952	(15,833)	1,668

Net Realized Capital Gains (Losses) on Investments	(52,568)	(27,793)	336,465	(15,833)	1,668
Net Change in Unrealized Appreciation (Depreciation)	199,215	96,851	648,751	189,292	(2,374)

Net Gain (Loss) on Investment	146,647	69,058	985,216	173,459	(706)

Net Increase (Decrease) in Net Assets Resulting from Operations	122,277	59,180	944,404	171,831	(1,482)

Increase (Decrease) in Net Assets from Contract Transactions	(237,548)	17,116	(433,091)	(545,021)	(3,670)

Total Increase (Decrease) in Net Assets	(115,271)	76,296	511,313	(373,190)	(5,152)

Net Assets as of December 31, 2020:	$3,031,626	$1,691,142	$3,479,916	$4,836,196	$385,772

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	AllianzGI Dividend Value Class A Shares Subaccount	AllianzGI Small-Cap Value Class A Shares Subaccount	American Funds - EuroPacific Growth Fund® Class F -1 Shares Subaccount	American Funds - Growth Fund of America® Class F -1 Shares Subaccount	American Funds - Income Fund of America® Class F - 1 Shares Subaccount

Net Assets as of December 31, 2018:	$4,091,699	$4,479,438	$3,574,865	$11,627,485	$4,149,658

Investment Income:
Reinvested Dividends	75,504	20,296	37,989	83,746	139,367
Investment Expense:
Mortality and Expense Risk and Administrative Charges	65,306	66,797	56,235	186,588	62,775

Net Investment Income (Loss)	10,198	(46,501)	(18,246)	(102,842)	76,592

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	451,046	404,614	65,142	784,742	93,875
Realized Gain (Loss) on Investments	(207,232)	(596,777)	149,676	910,943	108,968

Net Realized Capital Gains (Losses) on Investments	243,814	(192,163)	214,818	1,695,685	202,843
Net Change in Unrealized Appreciation (Depreciation)	621,002	1,208,812	647,512	1,316,091	404,647

Net Gain (Loss) on Investment	864,816	1,016,649	862,330	3,011,776	607,490

Net Increase (Decrease) in Net Assets Resulting from Operations	875,014	970,148	844,084	2,908,934	684,082

Increase (Decrease) in Net Assets from Contract Transactions	(816,864)	(555,196)	(631,267)	(1,524,223)	(387,273)

Total Increase (Decrease) in Net Assets	58,150	414,952	212,817	1,384,711	296,809

Net Assets as of December 31, 2019:	$4,149,849	$4,894,390	$3,787,682	$13,012,196	$4,446,467

Investment Income:
Reinvested Dividends	65,860	71,017	6,268	30,420	130,894
Investment Expense:
Mortality and Expense Risk and Administrative Charges	56,007	51,532	51,162	199,638	56,832

Net Investment Income (Loss)	9,853	19,485	(44,894)	(169,218)	74,062

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	148	14,674	-	634,628	-
Realized Gain (Loss) on Investments	(361,585)	(654,061)	47,576	666,943	139,168

Net Realized Capital Gains (Losses) on Investments	(361,437)	(639,387)	47,576	1,301,571	139,168
Net Change in Unrealized Appreciation (Depreciation)	218,092	272,238	724,674	3,196,669	(101,073)

Net Gain (Loss) on Investment	(143,345)	(367,149)	772,250	4,498,240	38,095

Net Increase (Decrease) in Net Assets Resulting from Operations	(133,492)	(347,664)	727,356	4,329,022	112,157

Increase (Decrease) in Net Assets from Contract Transactions	(162,527)	(466,739)	(381,981)	(1,140,895)	(457,776)

Total Increase (Decrease) in Net Assets	(296,019)	(814,403)	345,375	3,188,127	(345,619)

Net Assets as of December 31, 2020:	$3,853,830	$4,079,987	$4,133,057	$16,200,323	$4,100,848

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	American Funds -Investment Company of America® Class F -1 Shares Subaccount	American Funds -The Bond Fund of America® Class A Shares Subaccount	American Funds -The Bond Fund of America® Class F -1 Shares Subaccount	American Funds -The Growth Fund of America® Class A Shares Subaccount

Net Assets as of December 31, 2018:	$5,491,391	$5,636,509	$2,588,968	$34,491,526

Investment Income:
Reinvested Dividends	111,965	128,589	59,710	267,849
Investment Expense:
Mortality and Expense Risk and Administrative Charges	85,301	71,797	38,858	485,620

Net Investment Income (Loss)	26,664	56,792	20,852	(217,771)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	270,125	70,539	34,372	2,308,434
Realized Gain (Loss) on Investments	242,150	60,502	17,969	2,013,310

Net Realized Capital Gains (Losses) on Investments	512,275	131,041	52,341	4,321,744
Net Change in Unrealized Appreciation (Depreciation)	651,642	171,419	89,065	4,566,891

Net Gain (Loss) on Investment	1,163,917	302,460	141,406	8,888,635

Net Increase (Decrease) in Net Assets Resulting from Operations	1,190,581	359,252	162,258	8,670,864

Increase (Decrease) in Net Assets from Contract Transactions	(541,235)	(707,239)	(170,396)	(4,671,117)

Total Increase (Decrease) in Net Assets	649,346	(347,987)	(8,138)	3,999,747

Net Assets as of December 31, 2019:	$6,140,737	$5,288,522	$2,580,830	$38,491,273

Investment Income:
Reinvested Dividends	85,298	93,209	47,404	111,716
Investment Expense:
Mortality and Expense Risk and Administrative Charges	82,418	64,804	38,462	504,491

Net Investment Income (Loss)	2,880	28,405	8,942	(392,775)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,451	148,196	76,691	1,797,307
Realized Gain (Loss) on Investments	301,724	115,079	31,356	2,306,728

Net Realized Capital Gains (Losses) on Investments	318,175	263,275	108,047	4,104,035
Net Change in Unrealized Appreciation (Depreciation)	360,887	157,721	106,572	8,729,049

Net Gain (Loss) on Investment	679,062	420,996	214,619	12,833,084

Net Increase (Decrease) in Net Assets Resulting from Operations	681,942	449,401	223,561	12,440,309

Increase (Decrease) in Net Assets from Contract Transactions	(683,560)	(913,879)	(302,972)	(4,741,635)

Total Increase (Decrease) in Net Assets	(1,618)	(464,478)	(79,411)	7,698,674

Net Assets as of December 31, 2020:	$6,139,119	$4,824,044	$2,501,419	$46,189,947

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	American Funds -The Income Fund of America® Class A Shares Subaccount	American Funds -The Investment Company of America® Class A Shares Subaccount	AMG Renaissance Large Cap Growth Class N Shares Subaccount	BlackRock Advantage Global Investor A Shares Subaccount

Net Assets as of December 31, 2018:	$11,620,777	$20,353,428	$45,240	$528,200

Investment Income:
Reinvested Dividends	392,173	422,045	508	10,914
Investment Expense:
Mortality and Expense Risk and Administrative Charges	155,957	278,666	963	8,000

Net Investment Income (Loss)	236,216	143,379	(455)	2,914

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	255,996	963,548	6,648	-
Realized Gain (Loss) on Investments	393,542	683,852	(406)	(33,473)

Net Realized Capital Gains (Losses) on Investments	649,538	1,647,400	6,242	(33,473)
Net Change in Unrealized Appreciation (Depreciation)	1,037,024	2,609,536	11,064	148,471

Net Gain (Loss) on Investment	1,686,562	4,256,936	17,306	114,998

Net Increase (Decrease) in Net Assets Resulting from Operations	1,922,778	4,400,315	16,851	117,912

Increase (Decrease) in Net Assets from Contract Transactions	(1,385,687)	(2,868,239)	26,372	(293,854)

Total Increase (Decrease) in Net Assets	537,091	1,532,076	43,223	(175,942)

Net Assets as of December 31, 2019:	$12,157,868	$21,885,504	$88,463	$352,258

Investment Income:
Reinvested Dividends	340,854	312,757	98	3,895
Investment Expense:
Mortality and Expense Risk and Administrative Charges	132,439	257,818	1,423	4,367

Net Investment Income (Loss)	208,415	54,939	(1,325)	(472)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	58,402	4,524	8,115
Realized Gain (Loss) on Investments	555,383	589,132	103	(14,862)

Net Realized Capital Gains (Losses) on Investments	555,383	647,534	4,627	(6,747)
Net Change in Unrealized Appreciation (Depreciation)	(520,154)	1,662,392	14,937	38,826

Net Gain (Loss) on Investment	35,229	2,309,926	19,564	32,079

Net Increase (Decrease) in Net Assets Resulting from Operations	243,644	2,364,865	18,239	31,607

Increase (Decrease) in Net Assets from Contract Transactions	(2,199,719)	(2,963,137)	(6,460)	(54,019)

Total Increase (Decrease) in Net Assets	(1,956,075)	(598,272)	11,779	(22,412)

Net Assets as of December 31, 2020:	$10,201,793	$21,287,232	$100,242	$329,846

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	BlackRock Advantage International Investor A Shares Subaccount	BlackRock Advantage Large Cap Core Investor A Shares Subaccount	BlackRock Advantage Large Cap Value Investor A Shares Subaccount	BlackRock Advantage U.S. Total Market Investor A Shares Subaccount

Net Assets as of December 31, 2018:	$1,650,104	$5,761,882	$3,180,312	$5,198,705

Investment Income:
Reinvested Dividends	44,405	81,474	61,999	82,447
Investment Expense:
Mortality and Expense Risk and Administrative Charges	27,151	88,834	51,420	74,880

Net Investment Income (Loss)	17,254	(7,360)	10,579	7,567

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	139,911	66,116	64,889
Realized Gain (Loss) on Investments	111,028	443,900	264,267	328,044

Net Realized Capital Gains (Losses) on Investments	111,028	583,811	330,383	392,933
Net Change in Unrealized Appreciation (Depreciation)	182,688	814,834	343,273	915,200

Net Gain (Loss) on Investment	293,716	1,398,645	673,656	1,308,133

Net Increase (Decrease) in Net Assets Resulting from Operations	310,970	1,391,285	684,235	1,315,700

Increase (Decrease) in Net Assets from Contract Transactions	(141,202)	(1,471,086)	(347,781)	(1,104,999)

Total Increase (Decrease) in Net Assets	169,768	(79,801)	336,454	210,701

Net Assets as of December 31, 2019:	$1,819,872	$5,682,081	$3,516,766	$5,409,406

Investment Income:
Reinvested Dividends	28,322	51,790	53,968	34,179
Investment Expense:
Mortality and Expense Risk and Administrative Charges	25,479	80,015	48,470	68,755

Net Investment Income (Loss)	2,843	(28,225)	5,498	(34,576)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	220,866	-	224,805
Realized Gain (Loss) on Investments	54,134	173,113	152,993	219,910

Net Realized Capital Gains (Losses) on Investments	54,134	393,979	152,993	444,715
Net Change in Unrealized Appreciation (Depreciation)	49,563	557,433	(59,475)	435,830

Net Gain (Loss) on Investment	103,697	951,412	93,518	880,545

Net Increase (Decrease) in Net Assets Resulting from Operations	106,540	923,187	99,016	845,969

Increase (Decrease) in Net Assets from Contract Transactions	(74,339)	(615,478)	(37,867)	(656,960)

Total Increase (Decrease) in Net Assets	32,201	307,709	61,149	189,009

Net Assets as of December 31, 2020:	$1,852,073	$5,989,790	$3,577,915	$5,598,415

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	BlackRock Basic Value Investor A Shares Subaccount	BlackRock Capital Appreciation Investor A Shares Subaccount	BlackRock Global Allocation Investor A Shares Subaccount	BlackRock High Yield Bond Investor A Shares Subaccount	BlackRock International Investor A Shares Subaccount

Net Assets as of December 31, 2018:	$28,178,803	$39,819,005	$95,413,035	$18,458,538	$1,748,196

Investment Income:
Reinvested Dividends	660,523	-	1,087,166	1,033,287	19,113
Investment Expense:
Mortality and Expense Risk and Administrative Charges	424,963	617,705	1,403,761	288,017	29,317

Net Investment Income (Loss)	235,560	(617,705)	(316,595)	745,270	(10,204)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,730,367	4,256,818	4,069,244	20,975	-
Realized Gain (Loss) on Investments	(1,484,196)	1,562,831	779,332	(135,206)	28,326

Net Realized Capital Gains (Losses) on Investments	1,246,171	5,819,649	4,848,576	(114,231)	28,326
Net Change in Unrealized Appreciation (Depreciation)	4,377,978	6,057,651	9,473,265	1,762,138	473,366

Net Gain (Loss) on Investment	5,624,149	11,877,300	14,321,841	1,647,907	501,692

Net Increase (Decrease) in Net Assets Resulting from Operations	5,859,709	11,259,595	14,005,246	2,393,177	491,488

Increase (Decrease) in Net Assets from Contract Transactions	(4,515,310)	(8,002,708)	(13,409,769)	(1,560,781)	(147,787)

Total Increase (Decrease) in Net Assets	1,344,399	3,256,887	595,477	832,396	343,701

Net Assets as of December 31, 2019:	$29,523,202	$43,075,892	$96,008,512	$19,290,934	$2,091,897

Investment Income:
Reinvested Dividends	533,827	-	432,980	906,443	4,399
Investment Expense:
Mortality and Expense Risk and Administrative Charges	384,199	608,045	1,327,336	267,880	30,580

Net Investment Income (Loss)	149,628	(608,045)	(894,356)	638,563	(26,181)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,923,246	2,340,265	6,695,642	-	-
Realized Gain (Loss) on Investments	(2,136,454)	3,111,738	1,041,511	(219,013)	78,467

Net Realized Capital Gains (Losses) on Investments	786,792	5,452,003	7,737,153	(219,013)	78,467
Net Change in Unrealized Appreciation (Depreciation)	114,712	8,660,037	9,424,178	227,372	378,652

Net Gain (Loss) on Investment	901,504	14,112,040	17,161,331	8,359	457,119

Net Increase (Decrease) in Net Assets Resulting from Operations	1,051,132	13,503,995	16,266,975	646,922	430,938

Increase (Decrease) in Net Assets from Contract Transactions	(1,613,080)	(11,858,454)	(11,498,312)	(720,416)	(148,613)

Total Increase (Decrease) in Net Assets	(561,948)	1,645,541	4,768,663	(73,494)	282,325

Net Assets as of December 31, 2020:	$28,961,254	$44,721,433	$100,777,175	$19,217,440	$2,374,222

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	BlackRock iShares MSCI EAFE International Index Investor A Shares Subaccount	BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares Subaccount	BlackRock iShares S&P 500 Index Investor A Shares Subaccount	BlackRock Large Cap Focus Growth Investor A Shares Subaccount(1)	BlackRock Low Duration Bond Investor A Shares Subaccount

Net Assets as of December 31, 2018:	$145,702	$53,959	$19,048,033	$-	$88,538

Investment Income:
Reinvested Dividends	4,568	701	395,130	-	2,128
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,312	866	305,187	4,380	1,349

Net Investment Income (Loss)	2,256	(165)	89,943	(4,380)	779

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,288	-	-	-
Realized Gain (Loss) on Investments	1,101	1,088	1,325,428	995	(48)

Net Realized Capital Gains (Losses) on Investments	1,101	2,376	1,325,428	995	(48)
Net Change in Unrealized Appreciation (Depreciation)	23,902	10,343	3,952,391	125,406	1,818

Net Gain (Loss) on Investment	25,003	12,719	5,277,819	126,401	1,770

Net Increase (Decrease) in Net Assets Resulting from Operations	27,259	12,554	5,367,762	122,021	2,549

Increase (Decrease) in Net Assets from Contract Transactions	(18,572)	(1,519)	(1,197,795)	4,138,272	(2,668)

Total Increase (Decrease) in Net Assets	8,687	11,035	4,169,967	4,260,293	(119)

Net Assets as of December 31, 2019:	$154,389	$64,994	$23,218,000	$4,260,293	$88,419

Investment Income:
Reinvested Dividends	2,448	339	326,553	-	1,354
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,979	584	321,872	64,976	1,111

Net Investment Income (Loss)	469	(245)	4,681	(64,976)	243

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	158	28,946	27,222	-
Realized Gain (Loss) on Investments	2,118	(274)	1,653,743	215,819	(105)

Net Realized Capital Gains (Losses) on Investments	2,118	(116)	1,682,689	243,041	(105)
Net Change in Unrealized Appreciation (Depreciation)	4,880	(4,425)	2,054,516	1,412,599	1,094

Net Gain (Loss) on Investment	6,998	(4,541)	3,737,205	1,655,640	989

Net Increase (Decrease) in Net Assets Resulting from Operations	7,467	(4,786)	3,741,886	1,590,664	1,232

Increase (Decrease) in Net Assets from Contract Transactions	(18,127)	(18,063)	(2,030,564)	(1,188,052)	(16,894)

Total Increase (Decrease) in Net Assets	(10,660)	(22,849)	1,711,322	402,612	(15,662)

Net Assets as of December 31, 2020:	$143,729	$42,145	$24,929,322	$4,662,905	$72,757

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	BlackRock Total Return Investor A Shares Subaccount	BlackRock U.S. Government Bond Investor A Shares Subaccount	BNY Mellon Appreciation Investor Shares Subaccount	Cohen & Steers Real Estate Securities Class A Shares Subaccount	Columbia Large Cap Growth Opportunity Class A Shares Subaccount

Net Assets as of December 31, 2018:	$63,472,540	$15,411,466	$9,493,978	$500,125	$5,359,487

Investment Income:
Reinvested Dividends	1,898,112	363,307	103,194	14,552	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	935,637	209,538	155,001	8,623	88,516

Net Investment Income (Loss)	962,475	153,769	(51,807)	5,929	(88,516)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	977,881	29,958	562,367
Realized Gain (Loss) on Investments	4,251	(105,926)	(1,046,377)	14,776	346,665

Net Realized Capital Gains (Losses) on Investments	4,251	(105,926)	(68,496)	44,734	909,032
Net Change in Unrealized Appreciation (Depreciation)	4,062,236	716,604	3,047,710	92,501	877,004

Net Gain (Loss) on Investment	4,066,487	610,678	2,979,214	137,235	1,786,036

Net Increase (Decrease) in Net Assets Resulting from Operations	5,028,962	764,447	2,927,407	143,164	1,697,520

Increase (Decrease) in Net Assets from Contract Transactions	(3,416,833)	(666,085)	(2,277,001)	(49,387)	(1,574,927)

Total Increase (Decrease) in Net Assets	1,612,129	98,362	650,406	93,777	122,593

Net Assets as of December 31, 2019:	$65,084,669	$15,509,828	$10,144,384	$593,902	$5,482,080

Investment Income:
Reinvested Dividends	1,261,958	232,067	63,848	15,089	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	874,400	201,473	143,152	7,390	82,361

Net Investment Income (Loss)	387,558	30,594	(79,304)	7,699	(82,361)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,285,590	8,345	474,857	12,334	722,289
Realized Gain (Loss) on Investments	263,955	202,945	(162,071)	(4,894)	353,333

Net Realized Capital Gains (Losses) on Investments	2,549,545	211,290	312,786	7,440	1,075,622
Net Change in Unrealized Appreciation (Depreciation)	985,289	509,632	1,673,483	(50,334)	793,827

Net Gain (Loss) on Investment	3,534,834	720,922	1,986,269	(42,894)	1,869,449

Net Increase (Decrease) in Net Assets Resulting from Operations	3,922,392	751,516	1,906,965	(35,195)	1,787,088

Increase (Decrease) in Net Assets from Contract Transactions	(2,463,384)	(79,385)	(1,885,637)	(76,397)	(1,211,327)

Total Increase (Decrease) in Net Assets	1,459,008	672,131	21,328	(111,592)	575,761

Net Assets as of December 31, 2020:	$66,543,677	$16,181,959	$10,165,712	$482,310	$6,057,841

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Columbia Mid Cap Growth Class A Shares Subaccount	Columbia Select Small Cap Value Class A Shares Subaccount	Davis New York Venture Class A Shares Subaccount	Delaware Smid Cap Growth Class A Shares Subaccount	Eaton Vance Floating-Rate Class A Shares Subaccount

Net Assets as of December 31, 2018:	$465,821	$10,179,329	$20,010,714	$2,505,090	$3,940,781

Investment Income:
Reinvested Dividends	-	10,633	337,858	-	187,843
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,955	138,581	310,420	40,281	59,881

Net Investment Income (Loss)	(5,955)	(127,948)	27,438	(40,281)	127,962

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	32,246	2,613	1,365,956	126,034	-
Realized Gain (Loss) on Investments	(46,693)	(278,236)	(1,715,453)	21,022	(8,387)

Net Realized Capital Gains (Losses) on Investments	(14,447)	(275,623)	(349,497)	147,056	(8,387)
Net Change in Unrealized Appreciation (Depreciation)	145,245	2,114,360	5,862,899	716,372	82,146

Net Gain (Loss) on Investment	130,798	1,838,737	5,513,402	863,428	73,759

Net Increase (Decrease) in Net Assets Resulting from Operations	124,843	1,710,789	5,540,840	823,147	201,721

Increase (Decrease) in Net Assets from Contract Transactions	(209,689)	(1,157,590)	(3,462,028)	(400,699)	(199,389)

Total Increase (Decrease) in Net Assets	(84,846)	553,199	2,078,812	422,448	2,332

Net Assets as of December 31, 2019:	$380,975	$10,732,528	$22,089,526	$2,927,538	$3,943,113

Investment Income:
Reinvested Dividends	-	2,009	108,342	-	125,458
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,981	132,131	273,737	43,794	53,208

Net Investment Income (Loss)	(5,981)	(130,122)	(165,395)	(43,794)	72,250

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	73,406	735,628	1,113,772	326,840	-
Realized Gain (Loss) on Investments	(3,236)	(802,774)	(820,082)	234,865	(66,360)

Net Realized Capital Gains (Losses) on Investments	70,170	(67,146)	293,690	561,705	(66,360)
Net Change in Unrealized Appreciation (Depreciation)	59,621	1,761,358	1,777,759	1,710,850	(25,086)

Net Gain (Loss) on Investment	129,791	1,694,212	2,071,449	2,272,555	(91,446)

Net Increase (Decrease) in Net Assets Resulting from Operations	123,810	1,564,090	1,906,054	2,228,761	(19,196)

Increase (Decrease) in Net Assets from Contract Transactions	(4,373)	(1,422,861)	(2,104,692)	(875,048)	(425,519)

Total Increase (Decrease) in Net Assets	119,437	141,229	(198,638)	1,353,713	(444,715)

Net Assets as of December 31, 2020:	$500,412	$10,873,757	$21,890,888	$4,281,251	$3,498,398

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Eaton Vance Large-Cap Value Class A Shares Subaccount	Federated Hermes Equity Income Class A Shares Subaccount	Federated Hermes Kaufmann Class A Shares Subaccount	Fidelity Advisor® Equity Growth Class A Shares Subaccount	Fidelity Advisor® Overseas Class A Shares Subaccount

Net Assets as of December 31, 2018:	$3,127,465	$1,173,673	$4,417,045	$1,814,018	$1,158,028

Investment Income:
Reinvested Dividends	43,118	27,752	-	-	9,697
Investment Expense:
Mortality and Expense Risk and Administrative Charges	51,337	19,793	72,954	27,083	15,790

Net Investment Income (Loss)	(8,219)	7,959	(72,954)	(27,083)	(6,093)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	26,755	-	538,869	192,574	-
Realized Gain (Loss) on Investments	16,033	(7,167)	48,051	86,041	280,468

Net Realized Capital Gains (Losses) on Investments	42,788	(7,167)	586,920	278,615	280,468
Net Change in Unrealized Appreciation (Depreciation)	783,090	226,160	804,614	314,229	(12,609)

Net Gain (Loss) on Investment	825,878	218,993	1,391,534	592,844	267,859

Net Increase (Decrease) in Net Assets Resulting from Operations	817,659	226,952	1,318,580	565,761	261,766

Increase (Decrease) in Net Assets from Contract Transactions	(563,460)	(42,876)	(642,516)	(193,074)	(704,865)

Total Increase (Decrease) in Net Assets	254,199	184,076	676,064	372,687	(443,099)

Net Assets as of December 31, 2019:	$3,381,664	$1,357,749	$5,093,109	$2,186,705	$714,929

Investment Income:
Reinvested Dividends	43,222	16,402	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	47,173	18,559	72,308	29,697	7,704

Net Investment Income (Loss)	(3,951)	(2,157)	(72,308)	(29,697)	(7,704)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	25,263	-	353,302	283,014	-
Realized Gain (Loss) on Investments	31,622	(38,950)	119,075	152,543	70,190

Net Realized Capital Gains (Losses) on Investments	56,885	(38,950)	472,377	435,557	70,190
Net Change in Unrealized Appreciation (Depreciation)	37,269	100,328	756,988	399,638	14,761

Net Gain (Loss) on Investment	94,154	61,378	1,229,365	835,195	84,951

Net Increase (Decrease) in Net Assets Resulting from Operations	90,203	59,221	1,157,057	805,498	77,247

Increase (Decrease) in Net Assets from Contract Transactions	41,351	(63,201)	(885,143)	(409,243)	(157,292)

Total Increase (Decrease) in Net Assets	131,554	(3,980)	271,914	396,255	(80,045)

Net Assets as of December 31, 2020:	$3,513,218	$1,353,769	$5,365,023	$2,582,960	$634,884

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Fidelity Advisor® Stock Selector Mid Cap Class A Shares Subaccount	Franklin Templeton Growth Class A Shares Subaccount	Invesco American Franchise Fund Class A Shares Subaccount	Invesco Capital Appreciation Class A Shares Subaccount	Invesco Charter Class A Shares Subaccount

Net Assets as of December 31, 2018:	$761,864	$4,181,260	$472,256	$799,717	$408,174

Investment Income:
Reinvested Dividends	4,503	80,016	-	-	2,615
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,836	59,385	6,770	11,647	4,335

Net Investment Income (Loss)	(6,333)	20,631	(6,770)	(11,647)	(1,720)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	27,231	129,063	36,355	145,245	55,893
Realized Gain (Loss) on Investments	56,230	169,369	16,060	29,461	(60,852)

Net Realized Capital Gains (Losses) on Investments	83,461	298,432	52,415	174,706	(4,959)
Net Change in Unrealized Appreciation (Depreciation)	123,064	196,551	109,045	77,003	99,502

Net Gain (Loss) on Investment	206,525	494,983	161,460	251,709	94,543

Net Increase (Decrease) in Net Assets Resulting from Operations	200,192	515,614	154,690	240,062	92,823

Increase (Decrease) in Net Assets from Contract Transactions	(168,470)	(759,695)	(68,293)	(279,685)	(206,188)

Total Increase (Decrease) in Net Assets	31,722	(244,081)	86,397	(39,623)	(113,365)

Net Assets as of December 31, 2019:	$793,586	$3,937,179	$558,653	$760,094	$294,809

Investment Income:
Reinvested Dividends	6,504	37,120	-	-	1,302
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,793	48,857	6,430	11,700	3,267

Net Investment Income (Loss)	(2,289)	(11,737)	(6,430)	(11,700)	(1,965)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,046	-	44,894	28,999	4,335
Realized Gain (Loss) on Investments	27,396	12,692	44,491	18,088	(6,999)

Net Realized Capital Gains (Losses) on Investments	37,442	12,692	89,385	47,087	(2,664)
Net Change in Unrealized Appreciation (Depreciation)	25,814	142,466	73,195	212,867	30,552

Net Gain (Loss) on Investment	63,256	155,158	162,580	259,954	27,888

Net Increase (Decrease) in Net Assets Resulting from Operations	60,967	143,421	156,150	248,254	25,923

Increase (Decrease) in Net Assets from Contract Transactions	(103,291)	(240,985)	(163,686)	(10,508)	(74,136)

Total Increase (Decrease) in Net Assets	(42,324)	(97,564)	(7,536)	237,746	(48,213)

Net Assets as of December 31, 2020:	$751,262	$3,839,615	$551,117	$997,840	$246,596

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Invesco Comstock Class A Shares Subaccount	Invesco Discovery Mid Cap Growth Class A Shares Subaccount(1)	Invesco Equity and Income Class A Shares Subaccount	Invesco Fundamental Alternatives Class A Shares Subaccount	Invesco Global Class A Shares Subaccount

Net Assets as of December 31, 2018:	$34,398,704	$-	$2,500,865	$530,873	$2,205,609

Investment Income:
Reinvested Dividends	759,509	-	45,198	12,374	14,822
Investment Expense:
Mortality and Expense Risk and Administrative Charges	522,992	-	31,850	8,007	33,722

Net Investment Income (Loss)	236,517	-	13,348	4,367	(18,900)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,884,353	-	100,510	-	22,986
Realized Gain (Loss) on Investments	1,872,529	-	91,091	2,068	108,533

Net Realized Capital Gains (Losses) on Investments	3,756,882	-	191,601	2,068	131,519
Net Change in Unrealized Appreciation (Depreciation)	3,691,796	-	216,073	24,170	543,537

Net Gain (Loss) on Investment	7,448,678	-	407,674	26,238	675,056

Net Increase (Decrease) in Net Assets Resulting from Operations	7,685,195	-	421,022	30,605	656,156

Increase (Decrease) in Net Assets from Contract Transactions	(5,842,171)	-	(523,046)	60,785	(47,281)

Total Increase (Decrease) in Net Assets	1,843,024	-	(102,024)	91,390	608,875

Net Assets as of December 31, 2019:	$36,241,728	$-	$2,398,841	$622,263	$2,814,484

Investment Income:
Reinvested Dividends	761,228	-	37,250	9,433	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	465,647	15,171	26,963	7,404	35,254

Net Investment Income (Loss)	295,581	(15,171)	10,287	2,029	(35,254)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	64,865	28,202	-	174,676
Realized Gain (Loss) on Investments	(680,465)	45,063	(43,311)	1,934	181,631

Net Realized Capital Gains (Losses) on Investments	(680,465)	109,928	(15,109)	1,934	356,307
Net Change in Unrealized Appreciation (Depreciation)	899,560	559,722	153,649	(5,412)	344,228

Net Gain (Loss) on Investment	219,095	669,650	138,540	(3,478)	700,535

Net Increase (Decrease) in Net Assets Resulting from Operations	514,676	654,479	148,827	(1,449)	665,281

Increase (Decrease) in Net Assets from Contract Transactions	(1,599,390)	1,227,894	(367,627)	(109,597)	(338,555)

Total Increase (Decrease) in Net Assets	(1,084,714)	1,882,373	(218,800)	(111,046)	326,726

Net Assets as of December 31, 2020:	$35,157,014	$1,882,373	$2,180,041	$511,217	$3,141,210

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Invesco Main Street Class A Shares Subaccount	Invesco Main Street Mid Cap Class A Shares Subaccount	Invesco Value Opportunities Class A Shares Subaccount	Janus Henderson Enterprise Class A Shares Subaccount	Janus Henderson Forty Class A Shares Subaccount

Net Assets as of December 31, 2018:	$1,910,740	$998,933	$229,546	$30,022,173	$6,193,685

Investment Income:
Reinvested Dividends	18,207	-	-	27,645	6,137
Investment Expense:
Mortality and Expense Risk and Administrative Charges	30,361	15,450	3,993	480,830	101,690

Net Investment Income (Loss)	(12,154)	(15,450)	(3,993)	(453,185)	(95,553)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	155,403	46,319	5,454	1,342,044	438,265
Realized Gain (Loss) on Investments	62,685	(48,440)	3,215	2,920,975	381,836

Net Realized Capital Gains (Losses) on Investments	218,088	(2,121)	8,669	4,263,019	820,101
Net Change in Unrealized Appreciation (Depreciation)	344,432	295,693	60,025	5,337,276	1,269,970

Net Gain (Loss) on Investment	562,520	293,572	68,694	9,600,295	2,090,071

Net Increase (Decrease) in Net Assets Resulting from Operations	550,366	278,122	64,701	9,147,110	1,994,518

Increase (Decrease) in Net Assets from Contract Transactions	(247,207)	(302,221)	(9,514)	(7,320,915)	(1,566,409)

Total Increase (Decrease) in Net Assets	303,159	(24,099)	55,187	1,826,195	428,109

Net Assets as of December 31, 2019:	$2,213,899	$974,834	$284,733	$31,848,368	$6,621,794

Investment Income:
Reinvested Dividends	18,429	-	700	-	10,781
Investment Expense:
Mortality and Expense Risk and Administrative Charges	30,210	34,121	3,559	452,903	93,603

Net Investment Income (Loss)	(11,781)	(34,121)	(2,859)	(452,903)	(82,822)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	51,875	27,958	-	2,667,227	491,535
Realized Gain (Loss) on Investments	5,858	(39,692)	(1,539)	3,092,292	590,905

Net Realized Capital Gains (Losses) on Investments	57,733	(11,734)	(1,539)	5,759,519	1,082,440
Net Change in Unrealized Appreciation (Depreciation)	210,820	736,433	21,029	437,020	983,665

Net Gain (Loss) on Investment	268,553	724,699	19,490	6,196,539	2,066,105

Net Increase (Decrease) in Net Assets Resulting from Operations	256,772	690,578	16,631	5,743,636	1,983,283

Increase (Decrease) in Net Assets from Contract Transactions	(181,542)	1,652,528	(16,815)	(5,301,594)	(1,812,385)

Total Increase (Decrease) in Net Assets	75,230	2,343,106	(184)	442,042	170,898

Net Assets as of December 31, 2020:	$2,289,129	$3,317,940	$284,549	$32,290,410	$6,792,692

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	JPMorgan Small Cap Growth Class A Shares Subaccount	Lord Abbett Affiliated Class A Shares Subaccount	Lord Abbett Bond-Debenture Class A Shares Subaccount	Lord Abbett Mid Cap Stock Class A Shares Subaccount	MFS® Growth Class A Shares Subaccount

Net Assets as of December 31, 2018:	$1,836,864	$1,671,862	$12,888,681	$10,817,394	$12,892,434

Investment Income:
Reinvested Dividends	-	41,092	551,122	96,276	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	30,452	26,488	187,882	155,582	178,896

Net Investment Income (Loss)	(30,452)	14,604	363,240	(59,306)	(178,896)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	128,984	38,340	-	250,382	240,008
Realized Gain (Loss) on Investments	132,028	9,798	71,565	1,001,726	1,124,247

Net Realized Capital Gains (Losses) on Investments	261,012	48,138	71,565	1,252,108	1,364,255
Net Change in Unrealized Appreciation (Depreciation)	385,848	311,503	1,050,756	986,231	3,007,422

Net Gain (Loss) on Investment	646,860	359,641	1,122,321	2,238,339	4,371,677

Net Increase (Decrease) in Net Assets Resulting from Operations	616,408	374,245	1,485,561	2,179,033	4,192,781

Increase (Decrease) in Net Assets from Contract Transactions	(371,061)	(245,785)	(1,059,708)	(1,859,666)	(2,955,553)

Total Increase (Decrease) in Net Assets	245,347	128,460	425,853	319,367	1,237,228

Net Assets as of December 31, 2019:	$2,082,211	$1,800,322	$13,314,534	$11,136,761	$14,129,662

Investment Income:
Reinvested Dividends	1,325	33,721	495,821	123,022	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	30,587	23,441	177,158	127,954	178,952

Net Investment Income (Loss)	(29,262)	10,280	318,663	(4,932)	(178,952)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	172,775	-	-	-	541,592
Realized Gain (Loss) on Investments	239,207	(28,006)	(3,904)	534,970	1,641,982

Net Realized Capital Gains (Losses) on Investments	411,982	(28,006)	(3,904)	534,970	2,183,574
Net Change in Unrealized Appreciation (Depreciation)	631,180	(16,435)	426,986	(470,128)	1,468,435

Net Gain (Loss) on Investment	1,043,162	(44,441)	423,082	64,842	3,652,009

Net Increase (Decrease) in Net Assets Resulting from Operations	1,013,900	(34,161)	741,745	59,910	3,473,057

Increase (Decrease) in Net Assets from Contract Transactions	(590,809)	3,647	(355,849)	(856,641)	(2,795,064)

Total Increase (Decrease) in Net Assets	423,091	(30,514)	385,896	(796,731)	677,993

Net Assets as of December 31, 2020:	$2,505,302	$1,769,808	$13,700,430	$10,340,030	$14,807,655

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	MFS® Mid Cap Growth Class A Shares Subaccount	MFS® Research International Class A Shares Subaccount	PIMCO CommodityRealReturn Strategy Class A Shares Subaccount	PIMCO Low Duration Class A Shares Subaccount	PIMCO Real Return Class A Shares Subaccount

Net Assets as of December 31, 2018:	$10,819,322	$6,689,430	$7,777,051	$43,525,627	$29,658,145

Investment Income:
Reinvested Dividends	-	111,387	302,722	1,370,063	474,546
Investment Expense:
Mortality and Expense Risk and Administrative Charges	150,273	90,395	122,025	668,492	456,226

Net Investment Income (Loss)	(150,273)	20,992	180,697	701,571	18,320

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	99,536	-	-	-	-
Realized Gain (Loss) on Investments	1,554,132	113,923	(868,324)	(404,755)	(340,000)

Net Realized Capital Gains (Losses) on Investments	1,653,668	113,923	(868,324)	(404,755)	(340,000)
Net Change in Unrealized Appreciation (Depreciation)	2,037,289	1,469,911	1,467,778	863,166	2,232,309

Net Gain (Loss) on Investment	3,690,957	1,583,834	599,454	458,411	1,892,309

Net Increase (Decrease) in Net Assets Resulting from Operations	3,540,684	1,604,826	780,151	1,159,982	1,910,629

Increase (Decrease) in Net Assets from Contract Transactions	(2,824,584)	(1,423,652)	(319,718)	685,898	(999,183)

Total Increase (Decrease) in Net Assets	716,100	181,174	460,433	1,845,880	911,446

Net Assets as of December 31, 2019:	$11,535,422	$6,870,604	$8,237,484	$45,371,507	$30,569,591

Investment Income:
Reinvested Dividends	-	50,576	106,478	645,295	630,246
Investment Expense:
Mortality and Expense Risk and Administrative Charges	146,955	81,598	111,939	620,627	423,498

Net Investment Income (Loss)	(146,955)	(31,022)	(5,461)	24,668	206,748

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	105,146	-	-	-	-
Realized Gain (Loss) on Investments	1,526,691	88,232	(971,431)	(660,417)	(63,771)

Net Realized Capital Gains (Losses) on Investments	1,631,837	88,232	(971,431)	(660,417)	(63,771)
Net Change in Unrealized Appreciation (Depreciation)	1,896,574	627,683	1,092,511	1,207,397	2,461,224

Net Gain (Loss) on Investment	3,528,411	715,915	121,080	546,980	2,397,453

Net Increase (Decrease) in Net Assets Resulting from Operations	3,381,456	684,893	115,619	571,648	2,604,201

Increase (Decrease) in Net Assets from Contract Transactions	(2,617,477)	(716,447)	(93,579)	(734,519)	(2,671,298)

Total Increase (Decrease) in Net Assets	763,979	(31,554)	22,040	(162,871)	(67,097)

Net Assets as of December 31, 2020:	$12,299,401	$6,839,050	$8,259,524	$45,208,636	$30,502,494

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	PIMCO Total Return Class A Shares Subaccount	Pioneer Class A Shares Subaccount	Pioneer High Yield Class A Shares Subaccount	Pioneer Real Estate Shares Class A Shares Subaccount	Pioneer Select Mid Cap Growth Class A Shares Subaccount

Net Assets as of December 31, 2018:	$81,916,772	$1,028,080	$2,300,437	$2,430,242	$338,144

Investment Income:
Reinvested Dividends	2,876,243	8,397	119,821	48,658	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,193,089	16,246	35,784	40,551	5,848

Net Investment Income (Loss)	1,683,154	(7,849)	84,037	8,107	(5,848)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	65,376	89,367	-	456,262	5,394
Realized Gain (Loss) on Investments	(1,156,305)	(53,178)	(38,769)	(551,938)	8,996

Net Realized Capital Gains (Losses) on Investments	(1,090,929)	36,189	(38,769)	(95,676)	14,390
Net Change in Unrealized Appreciation (Depreciation)	4,579,291	244,033	229,389	694,386	92,472

Net Gain (Loss) on Investment	3,488,362	280,222	190,620	598,710	106,862

Net Increase (Decrease) in Net Assets Resulting from Operations	5,171,516	272,373	274,657	606,817	101,014

Increase (Decrease) in Net Assets from Contract Transactions	(5,252,476)	(427,309)	(175,813)	(534,498)	(48,867)

Total Increase (Decrease) in Net Assets	(80,960)	(154,936)	98,844	72,319	52,147

Net Assets as of December 31, 2019:	$81,835,812	$873,144	$2,399,281	$2,502,561	$390,291

Investment Income:
Reinvested Dividends	1,670,586	4,479	116,003	39,219	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,106,763	13,589	33,238	34,417	5,225

Net Investment Income (Loss)	563,823	(9,110)	82,765	4,802	(5,225)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,678,240	58,769	-	28,407	45,663
Realized Gain (Loss) on Investments	(466,859)	18,521	(59,723)	(401,086)	25,166

Net Realized Capital Gains (Losses) on Investments	2,211,381	77,290	(59,723)	(372,679)	70,829
Net Change in Unrealized Appreciation (Depreciation)	2,341,760	125,132	(6,369)	175,431	38,884

Net Gain (Loss) on Investment	4,553,141	202,422	(66,092)	(197,248)	109,713

Net Increase (Decrease) in Net Assets Resulting from Operations	5,116,964	193,312	16,673	(192,446)	104,488

Increase (Decrease) in Net Assets from Contract Transactions	(4,767,254)	25,572	(102,691)	55,440	(123,156)

Total Increase (Decrease) in Net Assets	349,710	218,884	(86,018)	(137,006)	(18,668)

Net Assets as of December 31, 2020:	$82,185,522	$1,092,028	$2,313,263	$2,365,555	$371,623

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Putnam Equity Income Class A Shares Subaccount	Putnam Growth Opportunities Class A Shares Subaccount	Putnam International Equity Class A Shares Subaccount	Ready Assets Government Liquidity Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount

Net Assets as of December 31, 2018:	$692,013	$1,547,013	$11,381,754	$6,874,613	$4,548,658

Investment Income:
Reinvested Dividends	6,978	-	192,641	86,677	102,593
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,740	22,308	154,020	82,434	61,372

Net Investment Income (Loss)	238	(22,308)	38,621	4,243	41,221

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,642	68,483	-	22	708,752
Realized Gain (Loss) on Investments	18,517	225,195	121,470	-	(8,618)

Net Realized Capital Gains (Losses) on Investments	30,159	293,678	121,470	22	700,134
Net Change in Unrealized Appreciation (Depreciation)	111,848	230,206	2,391,488	-	189,877

Net Gain (Loss) on Investment	142,007	523,884	2,512,958	22	890,011

Net Increase (Decrease) in Net Assets Resulting from Operations	142,245	501,576	2,551,579	4,265	931,232

Increase (Decrease) in Net Assets from Contract Transactions	(345,687)	(588,733)	(1,604,341)	(2,101,158)	(1,020,577)

Total Increase (Decrease) in Net Assets	(203,442)	(87,157)	947,238	(2,096,893)	(89,345)

Net Assets as of December 31, 2019:	$488,571	$1,459,856	$12,328,992	$4,777,720	$4,459,313

Investment Income:
Reinvested Dividends	7,848	-	142,270	7,313	95,739
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,109	21,915	147,640	45,121	45,432

Net Investment Income (Loss)	1,739	(21,915)	(5,370)	(37,808)	50,307

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	26,156	65,747	177,485	269	427,080
Realized Gain (Loss) on Investments	5,952	111,213	235,237	-	(182,668)

Net Realized Capital Gains (Losses) on Investments	32,108	176,960	412,722	269	244,412
Net Change in Unrealized Appreciation (Depreciation)	882	386,589	799,818	-	(696,063)

Net Gain (Loss) on Investment	32,990	563,549	1,212,540	269	(451,651)

Net Increase (Decrease) in Net Assets Resulting from Operations	34,729	541,634	1,207,170	(37,539)	(401,344)

Increase (Decrease) in Net Assets from Contract Transactions	87,888	37,640	(1,139,358)	(2,024,925)	(338,939)

Total Increase (Decrease) in Net Assets	122,617	579,274	67,812	(2,062,464)	(740,283)

Net Assets as of December 31, 2020:	$611,188	$2,039,130	$12,396,804	$2,715,256	$3,719,030

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA Asset Allocation - Conservative Class A Shares Subaccount	TA Asset Allocation - Moderate Class A Shares Subaccount	TA Asset Allocation - Moderate Growth Class A Shares Subaccount	TA BlackRock Government Money Market Initial Class Subaccount(1)	TA Bond Class A Shares Subaccount

Net Assets as of December 31, 2018:	$164,233	$448,655	$2,598,456	$-	$1,052,448

Investment Income:
Reinvested Dividends	11,645	14,348	50,851	19	31,231
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,393	8,614	40,669	18	14,329

Net Investment Income (Loss)	7,252	5,734	10,182	1	16,902

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,422	22,448	142,195	-	-
Realized Gain (Loss) on Investments	(4,024)	(37,403)	(41,892)	-	(2,058)

Net Realized Capital Gains (Losses) on Investments	7,398	(14,955)	100,303	-	(2,058)
Net Change in Unrealized Appreciation (Depreciation)	14,069	79,769	299,460	-	59,259

Net Gain (Loss) on Investment	21,467	64,814	399,763	-	57,201

Net Increase (Decrease) in Net Assets Resulting from Operations	28,719	70,548	409,945	1	74,103

Increase (Decrease) in Net Assets from Contract Transactions	479,188	157,520	(182,351)	46,620	(165,651)

Total Increase (Decrease) in Net Assets	507,907	228,068	227,594	46,621	(91,548)

Net Assets as of December 31, 2019:	$672,140	$676,723	$2,826,050	$46,621	$960,900

Investment Income:
Reinvested Dividends	23,668	15,099	32,922	1,192	22,187
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,645	9,052	40,847	26,066	13,494

Net Investment Income (Loss)	12,023	6,047	(7,925)	(24,874)	8,693

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	25,543	22,712	82,871	-	5,331
Realized Gain (Loss) on Investments	(1,170)	(2,655)	(55,063)	-	2,629

Net Realized Capital Gains (Losses) on Investments	24,373	20,057	27,808	-	7,960
Net Change in Unrealized Appreciation (Depreciation)	75,095	61,827	360,452	-	25,082

Net Gain (Loss) on Investment	99,468	81,884	388,260	-	33,042

Net Increase (Decrease) in Net Assets Resulting from Operations	111,491	87,931	380,335	(24,874)	41,735

Increase (Decrease) in Net Assets from Contract Transactions	483,422	196,431	(239,482)	3,708,854	(27,865)

Total Increase (Decrease) in Net Assets	594,913	284,362	140,853	3,683,980	13,870

Net Assets as of December 31, 2020:	$1,267,053	$961,085	$2,966,903	$3,730,601	$974,770

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA International Growth Initial Class Subaccount	TA JPMorgan Mid Cap Value Service Class Subaccount	TA Morgan Stanley Capital Growth Service Class Subaccount(1)	TA Multi-Managed Balanced Class A Shares Subaccount	TA Small/Mid Cap Value Class A Shares Subaccount

Net Assets as of December 31, 2018:	$93,233,304	$1,795,272	$-	$143,925	$31,618,113

Investment Income:
Reinvested Dividends	1,593,206	20,416	-	4,985	160,099
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,446,243	24,209	558	4,867	499,450

Net Investment Income (Loss)	146,963	(3,793)	(558)	118	(339,351)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	15,996,880	161,249	-	16,044	872,475
Realized Gain (Loss) on Investments	(1,719,385)	21,130	209	(331)	(283,064)

Net Realized Capital Gains (Losses) on Investments	14,277,495	182,379	209	15,713	589,411
Net Change in Unrealized Appreciation (Depreciation)	8,214,148	232,428	14,077	39,722	6,582,799

Net Gain (Loss) on Investment	22,491,643	414,807	14,286	55,435	7,172,210

Net Increase (Decrease) in Net Assets Resulting from Operations	22,638,606	411,014	13,728	55,553	6,832,859

Increase (Decrease) in Net Assets from Contract Transactions	(16,900,440)	(336,352)	211,036	363,804	(4,996,366)

Total Increase (Decrease) in Net Assets	5,738,166	74,662	224,764	419,357	1,836,493

Net Assets as of December 31, 2019:	$98,971,470	$1,869,934	$224,764	$563,282	$33,454,606

Investment Income:
Reinvested Dividends	2,085,233	14,896	-	11,141	179,564
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,358,121	19,340	4,548	13,595	466,543

Net Investment Income (Loss)	727,112	(4,444)	(4,548)	(2,454)	(286,979)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	56,322	12,611	60,462	-
Realized Gain (Loss) on Investments	(2,417,275)	(25,939)	69,499	18,914	(1,203,870)

Net Realized Capital Gains (Losses) on Investments	(2,417,275)	30,383	82,110	79,376	(1,203,870)
Net Change in Unrealized Appreciation (Depreciation)	19,457,218	(57,418)	157,785	103,012	4,008,656

Net Gain (Loss) on Investment	17,039,943	(27,035)	239,895	182,388	2,804,786

Net Increase (Decrease) in Net Assets Resulting from Operations	17,767,055	(31,479)	235,347	179,934	2,517,807

Increase (Decrease) in Net Assets from Contract Transactions	(17,459,085)	(185,873)	(116,689)	855,880	(2,455,891)

Total Increase (Decrease) in Net Assets	307,970	(217,352)	118,658	1,035,814	61,916

Net Assets as of December 31, 2020:	$99,279,440	$1,652,582	$343,422	$1,599,096	$33,516,522

See Accompanying Notes. (1) See Footnote 1	23

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA Sustainable Equity Income Class A Shares Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount	TA TS&W International Equity Service Class Subaccount	TA US Growth Class A Shares Subaccount	TA WMC US Growth Service Class Subaccount

Net Assets as of December 31, 2018:	$55,165,336	$4,498,410	$3,683,767	$32,653,986	$8,125

Investment Income:
Reinvested Dividends	1,209,272	-	45,096	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	844,448	76,599	58,414	532,565	157

Net Investment Income (Loss)	364,824	(76,599)	(13,318)	(532,565)	(157)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,530,609	562,883	60,908	2,905,903	829
Realized Gain (Loss) on Investments	(2,201,079)	100,636	(14,173)	2,921,574	38

Net Realized Capital Gains (Losses) on Investments	4,329,530	663,519	46,735	5,827,477	867
Net Change in Unrealized Appreciation (Depreciation)	6,542,601	743,586	635,893	5,993,345	2,260

Net Gain (Loss) on Investment	10,872,131	1,407,105	682,628	11,820,822	3,127

Net Increase (Decrease) in Net Assets Resulting from Operations	11,236,955	1,330,506	669,310	11,288,257	2,970

Increase (Decrease) in Net Assets from Contract Transactions	(7,448,138)	(529,044)	(464,659)	(7,968,706)	(747)

Total Increase (Decrease) in Net Assets	3,788,817	801,462	204,651	3,319,551	2,223

Net Assets as of December 31, 2019:	$58,954,153	$5,299,872	$3,888,418	$35,973,537	$10,348

Investment Income:
Reinvested Dividends	1,111,934	-	103,840	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	784,328	72,904	52,953	513,827	270

Net Investment Income (Loss)	327,606	(72,904)	50,887	(513,827)	(270)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	357,822	-	3,206,742	1,293
Realized Gain (Loss) on Investments	(3,982,241)	145,918	(33,409)	3,607,055	142

Net Realized Capital Gains (Losses) on Investments	(3,982,241)	503,740	(33,409)	6,813,797	1,435
Net Change in Unrealized Appreciation (Depreciation)	392,236	593,288	193,344	3,735,155	4,048

Net Gain (Loss) on Investment	(3,590,005)	1,097,028	159,935	10,548,952	5,483

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,262,399)	1,024,124	210,822	10,035,125	5,213

Increase (Decrease) in Net Assets from Contract Transactions	3,302,812	(829,371)	(134,843)	(9,843,711)	10,969

Total Increase (Decrease) in Net Assets	40,413	194,753	75,979	191,414	16,182

Net Assets as of December 31, 2020:	$58,994,566	$5,494,625	$3,964,397	$36,164,951	$26,530

See Accompanying Notes. (1) See Footnote 1	24

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

1. Organization

Organization

Merrill Lynch Life Variable Annuity Separate Account D (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity® and Merrill Lynch IRA Annuity®.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
The AB Trust	The AB Trust
AB Discovery Value Class A Shares	AB Discovery Value Portfolio Class A Shares
AB International Value Class A Shares	AB International Value Portfolio Class A Shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
AB Relative Value Class A Shares	AB Relative Value Portfolio Class A Shares
AB Value Class A Shares	AB Value Portfolio Class A Shares
Allianz Funds	Allianz Funds
AllianzGI Dividend Value Class A Shares	AllianzGI Dividend Value Fund Class A Shares
AllianzGI Small-Cap Value Class A Shares	AllianzGI Small-Cap Value Fund Class A Shares
American Funds	American Funds
American Funds - EuroPacific Growth Fund® Class F -1 Shares	American Funds - EuroPacific Growth Fund® Class F -1 Shares
American Funds - Growth Fund of America® Class F -1 Shares	American Funds - Growth Fund of America® Fund Class F -1 Shares
American Funds - Income Fund of America® Class F -1 Shares	American Funds - Income Fund of America® Fund Class F -1 Shares
American Funds - Investment Company of America® Class F -1 Shares	American Funds - Investment Company of America® Fund Class F -1 Shares
American Funds - The Bond Fund of America® Class A Shares	American Funds - The Bond Fund of America® Fund Class A Shares
American Funds - The Bond Fund of America® Class F -1 Shares	American Funds - The Bond Fund of America® Fund Class F -1 Shares
American Funds - The Growth Fund of America® Class A Shares	American Funds - The Growth Fund of America® Fund Class A Shares
American Funds - The Income Fund of America® Class A Shares	American Funds - The Income Fund of America® Fund Class A Shares
American Funds - The Investment Company of America® Class A Shares	American Funds - The Investment Company of America® Fund Class A Shares
The Managers Fund	The Managers Fund
AMG Renaissance Large Cap Growth Class N Shares	AMG Renaissance Large Cap Growth Class N Shares
BlackRock Series, Inc.	BlackRock Series, Inc.
BlackRock Advantage Global Investor A Shares	BlackRock Advantage Global Fund Investor A Shares
BlackRock Advantage International Investor A Shares	BlackRock Advantage International Investor A Shares
BlackRock Advantage Large Cap Core Investor A Shares	BlackRock Advantage Large Cap Core Fund Investor A Shares

25

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

  1. Organization (continued)

  Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
BlackRock Series, Inc.	BlackRock Series, Inc.
BlackRock Advantage Large Cap Value Investor A Shares	BlackRock Advantage Large Cap Value Fund Investor A Shares
BlackRock Advantage U.S. Total Market Investor A Shares	BlackRock Advantage U.S. Total Market Fund Investor A Shares
BlackRock Basic Value Investor A Shares	BlackRock Basic Value Fund Investor A Shares
BlackRock Capital Appreciation Investor A Shares	BlackRock Capital Appreciation Fund Investor A Shares
BlackRock Global Allocation Investor A Shares	BlackRock Global Allocation Fund Investor A Shares
BlackRock High Yield Bond Investor A Shares	BlackRock High Yield Bond Portfolio Investor A Shares
BlackRock International Investor A Shares	BlackRock International Fund Investor A Shares
BlackRock iShares MSCI EAFE International Index Investor A	BlackRock iShares MSCI EAFE International Index Fund Investor A
Shares	Shares
BlackRock iShares Russell 2000 Small-Cap Index Investor A	BlackRock iShares Russell 2000 Small-Cap Index Fund Investor A
Shares	Shares
BlackRock iShares S&P 500 Index Investor A Shares	BlackRock iShares S&P 500 Index Fund Investor A Shares
BlackRock Large Cap Focus Growth Investor A Shares	BlackRock Large Cap Growth Fund Investor A Shares
BlackRock Low Duration Bond Investor A Shares	BlackRock Low Duration Bond Portfolio Investor A Shares
BlackRock Total Return Investor A Shares	BlackRock Total Return Investor A Shares
BlackRock U.S. Government Bond Investor A Shares	BlackRock U.S. Government Bond Portfolio Investor A Shares
BNY Mellon Fund	BNY Mellon Fund
BNY Mellon Appreciation Investor Shares	BNY Mellon Appreciation Investor Shares
Cohen & Steers Capital Management, Inc.	Cohen & Steers Capital Management, Inc.
Cohen & Steers Real Estate Securities Class A Shares	Cohen & Steers Real Estate Securities Class Fund A Shares
Columbia Funds Series Trust	Columbia Funds Series Trust
Columbia Large Cap Growth Opportunity Class A Shares	Columbia Large Cap Growth Opportunity Fund Class A Shares
Columbia Mid Cap Growth Class A Shares	Columbia Mid Cap Growth Fund Class A Shares
Columbia Select Small Cap Value Class A Shares	Columbia Select Small Cap Value Fund Class A Shares
Davis New York Venture Fund, Inc.	Davis New York Venture Fund, Inc.
Davis New York Venture Class A Shares	Davis New York Venture Class A Shares
Delaware Group Equity Funds IV	Delaware Group Equity Funds IV
Delaware Smid Cap Growth Class A Shares	Delaware Smid Cap Growth Fund Class A Shares
Eaton Vance Mutual Funds Trust	Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Class A Shares	Eaton Vance Floating-Rate Fund Class A Shares
Eaton Vance Special Investment Trust	Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Class A Shares	Eaton Vance Large-Cap Value Fund Class A Shares
Federated Equity Funds	Federated Equity Funds
Federated Hermes Equity Income Class A Shares	Federated Hermes Equity Income Fund Class A Shares
Federated Hermes Kaufmann Class A Shares	Federated Hermes Kaufmann Fund Class A Shares
Fidelity Advisor Series	Fidelity Advisor Series
Fidelity Advisor® Equity Growth Class A Shares	Fidelity Advisor® Equity Growth Fund Class A Shares
Fidelity Advisor® Overseas Class A Shares	Fidelity Advisor® Overseas Fund Class A Shares
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	Fidelity Advisor® Stock Selector Mid Cap Fund Class A Shares
Templeton Funds	Templeton Funds
Franklin Templeton Growth Class A Shares	Franklin Templeton Growth Fund Class A Shares

26

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AIM Series Trust (Invesco Series Trust)	AIM Series Trust (Invesco Series Trust)
Invesco American Franchise Fund Class A Shares	Invesco American Franchise Fund Class A Shares
Invesco Capital Appreciation Class A Shares	Invesco Capital Appreciation Fund Class A Shares
Invesco Charter Class A Shares	Invesco Charter Fund Class A Shares
Invesco Comstock Class A Shares	Invesco Comstock Fund Class A Shares
Invesco Discovery Mid Cap Growth Class A Shares	Invesco Discovery Mid Cap Growth Fund Class A Shares
Invesco Equity and Income Class A Shares	Invesco Equity and Income Fund Class A Shares
Invesco Fundamental Alternatives Class A Shares	Invesco Fundamental Alternatives Fund Class A Shares
Invesco Global Class A Shares	Invesco Global Fund Class A Shares
Invesco Main Street Class A Shares	Invesco Main Street Fund Class A Shares
Invesco Main Street Mid Cap Class A Shares	Invesco Main Street Mid Cap Fund Class A Shares
Invesco Value Opportunities Class A Shares	Invesco Value Opportunities Fund Class A Shares
Janus Advisor Series	Janus Advisor Series
Janus Henderson Enterprise Class A Shares	Janus Henderson Enterprise Portfolio Class A Shares
Janus Henderson Forty Class A Shares	Janus Henderson Forty Portfolio Class A Shares
JPMorgan Trust II	JPMorgan Trust II
JPMorgan Small Cap Growth Class A Shares	JPMorgan Small Cap Growth Fund Class A Shares
Lord Abbett Funds, Inc.	Lord Abbett Funds, Inc.
Lord Abbett Affiliated Class A Shares	Lord Abbett Affiliated Class A Shares
Lord Abbett Bond-Debenture Class A Shares	Lord Abbett Bond-Debenture Class A Shares
Lord Abbett Mid Cap Stock Class A Shares	Lord Abbett Mid Cap Stock Class A Shares
MFS Series Trust	MFS Series Trust
MFS® Growth Class A Shares	MFS® Growth Fund Class A Shares
MFS® Mid Cap Growth Class A Shares	MFS® Mid Cap Growth Fund Class A Shares
MFS® Research International Class A Shares	MFS® Research International Fund Class A Shares
PIMCO Funds	PIMCO Funds
PIMCO CommodityRealReturn Strategy Class A Shares	PIMCO CommodityRealReturn Strategy Fund Class A Shares
PIMCO Low Duration Class A Shares	PIMCO Low Duration Fund Class A Shares
PIMCO Real Return Class A Shares	PIMCO Real Return Fund Class A Shares
PIMCO Total Return Class A Shares	PIMCO Total Return Fund Class A Shares
Pioneer Funds	Pioneer Funds
Pioneer Class A Shares	Pioneer Class A Shares
Pioneer High Yield Class A Shares	Pioneer High Yield Class A Shares
Pioneer Real Estate Shares Class A Shares	Pioneer Real Estate Shares Class A Shares
Pioneer Select Mid Cap Growth Class A Shares	Pioneer Select Mid Cap Growth Class A Shares
Putnam Funds	Putnam Funds
Putnam Equity Income Class A Shares	Putnam Equity Income Class A Shares
Putnam Growth Opportunities Class A Shares	Putnam Growth Opportunities Class A Shares
Putnam International Equity Class A Shares	Putnam International Equity Class A Shares
Ready Assets Prime Money Fund	Ready Assets Prime Money Fund
Ready Assets Government Liquidity	Ready Assets Government Liquidity Fund

27

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Funds	Transamerica Funds
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Asset Allocation - Conservative Class A Shares	Transamerica Asset Allocation - Conservative Class A Shares
TA Asset Allocation - Moderate Class A Shares	Transamerica Asset Allocation - Moderate Class A Shares
TA Asset Allocation - Moderate Growth Class A Shares	Transamerica Asset Allocation - Moderate Growth Class A Shares
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA Bond Class A Shares	Transamerica Bond Class A Shares
TA International Growth Initial Class	Transamerica International Growth VP Initial Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Multi-Managed Balanced Class A Shares	Transamerica Multi-Managed Balanced Class A Shares
TA Small/Mid Cap Value Class A Shares	Transamerica Small/Mid Cap Value Class A Shares
TA Sustainable Equity Income Class A Shares	Transamerica Sustainable Equity Income Class A Shares
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA US Growth Class A Shares	Transamerica US Growth Class A Shares
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Invesco Discovery Mid Cap Growth Class A Shares	April 17, 2020
BlackRock Large Cap Focus Growth Investor A Shares	December 6, 2019
TA BlackRock Government Money Market Initial Class	November 29, 2019
TA Morgan Stanley Capital Growth Service Class	November 1, 2019
TA Aegon Sustainable Equity Income Service Class	August 18, 2017
TA International Growth Initial Class	August 18, 2017
TA JPMorgan Mid Cap Value Service Class	August 18, 2017
TA T. Rowe Price Small Cap Service Class	August 18, 2017
TA TS&W International Equity Service Class	August 18, 2017
TA WMC US Growth Service Class	August 18, 2017
AMG Renaissance Large Cap Growth Class N Shares	July 31, 2017
Putnam Equity Income Class A Shares	May 11, 2017
TA Asset Allocation - Conservative Class A Shares	March 27, 2017
TA Asset Allocation - Moderate Class A Shares	March 27, 2017
TA Asset Allocation - Moderate Growth Class A Shares	March 27, 2017
TA Multi-Managed Balanced Class A Shares	March 27, 2017
Columbia Large Cap Growth Opportunity Class A Shares	October 28, 2016
Putnam Growth Opportunities Class A Shares	October 21, 2016

28

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2020:

Subaccount	Formerly
AllianzGI Dividend Value Class A Shares	AllianzGI NFJ Dividend Value Class A Shares
AllianzGI Small-Cap Value Class A Shares	AllianzGI NFJ Small-Cap Value Class A Shares
Columbia Large Cap Growth Opportunity Class A Shares	Columbia Large Cap Growth III Class A Shares
Federated Hermes Equity Income Class A Shares	Federated Equity Income Class A Shares
Federated Hermes Kaufmann Class A Shares	Federated Kaufmann Class A Shares
Invesco Capital Appreciation Class A Shares	Invesco Oppenheimer Capital Appreciation Class A Shares
Invesco Fundamental Alternatives Class A Shares	Invesco Oppenheimer Fundamental Alternatives Class A Shares
Invesco Global Class A Shares	Invesco Oppenheimer Global Class A Shares
Invesco Main Street Class A Shares	Invesco Oppenheimer Main Street Class A Shares
Invesco Main Street Mid Cap Class A Shares	Invesco Oppenheimer Main Street Mid Cap Class A Shares
TA Aegon Sustainable Equity Income Service Class	TA Barrow Hanley Dividend Focused Service Class
TA International Growth Initial Class	TA Greystone International Growth Initial Class
TA Sustainable Equity Income Class A Shares	TA Dividend Focused Class A Shares

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount
Invesco Main Street Mid Cap Class A Shares	Invesco Mid Cap Core Equity Class A Shares
Invesco Discovery Mid Cap Growth Class A Shares	Invesco Mid Cap Growth Class A Shares

29

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2020.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2020.

30

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Subaccount	Purchases	Sales
AB Discovery Value Class A Shares	$401,388	$663,306
AB International Value Class A Shares	275,060	267,822
AB Large Cap Growth Class A Shares	421,117	796,507
AB Relative Value Class A Shares	560,492	1,107,141
AB Value Class A Shares	21,528	25,972
AllianzGI Dividend Value Class A Shares	498,452	650,980
AllianzGI Small-Cap Value Class A Shares	89,034	521,614
American Funds - EuroPacific Growth Fund® Class F -1 Shares	195,878	622,749
American Funds - Growth Fund of America® Class F -1 Shares	723,464	1,398,947
American Funds - Income Fund of America® Class F -1 Shares	130,894	514,609
American Funds - Investment Company of America® Class F -1 Shares	101,749	765,959
American Funds - The Bond Fund of America® Class A Shares	241,405	978,652
American Funds - The Bond Fund of America® Class F -1 Shares	169,647	386,954
American Funds - The Growth Fund of America® Class A Shares	1,923,739	5,260,845
American Funds - The Income Fund of America® Class A Shares	340,855	2,332,162
American Funds - The Investment Company of America® Class A Shares	381,463	3,231,258
AMG Renaissance Large Cap Growth Class N Shares	6,988	10,249
BlackRock Advantage Global Investor A Shares	12,009	58,385
BlackRock Advantage International Investor A Shares	352,613	424,108
BlackRock Advantage Large Cap Core Investor A Shares	386,617	809,454
BlackRock Advantage Large Cap Value Investor A Shares	338,812	371,182
BlackRock Advantage U.S. Total Market Investor A Shares	298,386	765,115
BlackRock Basic Value Investor A Shares	6,799,277	5,339,482
BlackRock Capital Appreciation Investor A Shares	2,867,628	12,993,864
BlackRock Global Allocation Investor A Shares	7,960,180	13,657,201
BlackRock High Yield Bond Investor A Shares	2,421,586	2,502,878
BlackRock International Investor A Shares	304,910	479,706
BlackRock iShares MSCI EAFE International Index Investor A Shares	2,448	20,108
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	498	18,648
BlackRock iShares S&P 500 Index Investor A Shares	2,358,395	4,355,335
BlackRock Large Cap Focus Growth Investor A Shares	119,265	1,345,320
BlackRock Low Duration Bond Investor A Shares	1,354	18,003
BlackRock Total Return Investor A Shares	14,422,627	14,212,436
BlackRock U.S. Government Bond Investor A Shares	4,022,441	4,062,785
BNY Mellon Appreciation Investor Shares	850,582	2,340,672
Cohen & Steers Real Estate Securities Class A Shares	36,929	93,294

31

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

3. Investments (continued)

Subaccount	Purchases	Sales
Columbia Large Cap Growth Opportunity Class A Shares	$747,444	$1,318,846
Columbia Mid Cap Growth Class A Shares	147,054	84,000
Columbia Select Small Cap Value Class A Shares	2,536,078	3,353,432
Davis New York Venture Class A Shares	1,913,974	3,070,291
Delaware Smid Cap Growth Class A Shares	327,077	919,084
Eaton Vance Floating-Rate Class A Shares	671,255	1,024,280
Eaton Vance Large-Cap Value Class A Shares	529,484	466,824
Federated Hermes Equity Income Class A Shares	122,506	187,851
Federated Hermes Kaufmann Class A Shares	482,123	1,086,290
Fidelity Advisor® Equity Growth Class A Shares	283,014	438,938
Fidelity Advisor® Overseas Class A Shares	-	164,995
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	20,008	115,543
Franklin Templeton Growth Class A Shares	169,266	421,989
Invesco American Franchise Fund Class A Shares	50,838	176,060
Invesco Capital Appreciation Class A Shares	124,637	117,842
Invesco Charter Class A Shares	7,105	78,871
Invesco Comstock Class A Shares	5,739,343	7,043,151
Invesco Discovery Mid Cap Growth Class A Shares	1,530,916	253,328
Invesco Equity and Income Class A Shares	68,076	397,215
Invesco Fundamental Alternatives Class A Shares	22,951	130,519
Invesco Global Class A Shares	232,403	431,540
Invesco Main Street Class A Shares	123,495	264,945
Invesco Main Street Mid Cap Class A Shares	2,019,790	373,428
Invesco Value Opportunities Class A Shares	23,411	43,085
Janus Henderson Enterprise Class A Shares	4,986,853	8,074,122
Janus Henderson Forty Class A Shares	826,181	2,229,856
JPMorgan Small Cap Growth Class A Shares	288,121	735,418
Lord Abbett Affiliated Class A Shares	211,395	197,466
Lord Abbett Bond-Debenture Class A Shares	1,925,710	1,962,795
Lord Abbett Mid Cap Stock Class A Shares	516,753	1,378,325
MFS® Growth Class A Shares	1,205,367	3,637,788
MFS® Mid Cap Growth Class A Shares	240,710	2,899,996
MFS® Research International Class A Shares	119,293	866,754
PIMCO CommodityRealReturn Strategy Class A Shares	1,232,130	1,331,163
PIMCO Low Duration Class A Shares	10,485,871	11,195,335
PIMCO Real Return Class A Shares	5,345,051	7,809,420

32

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

3. Investments (continued)

Subaccount	Purchases	Sales
PIMCO Total Return Class A Shares	$17,728,220	$19,252,927
Pioneer Class A Shares	496,011	420,788
Pioneer High Yield Class A Shares	360,664	380,545
Pioneer Real Estate Shares Class A Shares	471,062	382,410
Pioneer Select Mid Cap Growth Class A Shares	64,306	147,026
Putnam Equity Income Class A Shares	162,189	46,406
Putnam Growth Opportunities Class A Shares	320,532	239,061
Putnam International Equity Class A Shares	660,913	1,628,163
Ready Assets Government Liquidity	15,562	2,078,027
TA Aegon Sustainable Equity Income Service Class	795,863	657,412
TA Asset Allocation - Conservative Class A Shares	568,580	47,593
TA Asset Allocation - Moderate Class A Shares	260,383	35,193
TA Asset Allocation - Moderate Growth Class A Shares	479,661	644,197
TA BlackRock Government Money Market Initial Class	7,844,591	4,160,609
TA Bond Class A Shares	191,026	204,855
TA International Growth Initial Class	7,093,794	23,825,745
TA JPMorgan Mid Cap Value Service Class	93,249	227,245
TA Morgan Stanley Capital Growth Service Class	55,230	163,856
TA Multi-Managed Balanced Class A Shares	1,151,552	237,667
TA Small/Mid Cap Value Class A Shares	5,997,026	8,739,900
TA Sustainable Equity Income Class A Shares	11,821,050	8,190,631
TA T. Rowe Price Small Cap Service Class	578,636	1,123,089
TA TS&W International Equity Service Class	387,800	471,754
TA US Growth Class A Shares	3,618,712	10,769,496
TA WMC US Growth Service Class	13,931	1,939

33

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
AB Discovery Value Class A Shares	20,375	(26,045)	(5,670)	8,531	(27,593)	(19,062)
AB International Value Class A Shares	51,433	(41,322)	10,111	32,125	(96,788)	(64,663)
AB Large Cap Growth Class A Shares	6,214	(12,551)	(6,337)	7,531	(12,021)	(4,490)
AB Relative Value Class A Shares	18,347	(30,281)	(11,934)	10,612	(34,188)	(23,576)
AB Value Class A Shares	1,314	(1,491)	(177)	5,408	(10,565)	(5,157)
AllianzGI Dividend Value Class A Shares	35,063	(43,787)	(8,724)	19,411	(74,071)	(54,660)
AllianzGI Small-Cap Value Class A Shares	129	(15,362)	(15,233)	830	(16,772)	(15,942)
American Funds - EuroPacific Growth Fund® Class F -1 Shares	8,132	(25,598)	(17,466)	40,681	(68,581)	(27,900)
American Funds - Growth Fund of America® Class F -1 Shares	1,926	(33,356)	(31,430)	31,486	(80,586)	(49,100)
American Funds - Income Fund of America® Class F -1 Shares	-	(20,680)	(20,680)	590	(18,537)	(17,947)
American Funds - Investment Company of America® Class F -1 Shares	-	(25,323)	(25,323)	503	(22,186)	(21,683)
American Funds - The Bond Fund of America® Class A Shares	-	(53,455)	(53,455)	-	(44,094)	(44,094)
American Funds - The Bond Fund of America® Class F -1 Shares	3,427	(25,165)	(21,738)	32,050	(45,231)	(13,181)
American Funds - The Growth Fund of America® Class A Shares	366	(92,785)	(92,419)	643	(105,168)	(104,525)
American Funds - The Income Fund of America® Class A Shares	-	(69,892)	(69,892)	319	(45,202)	(44,883)
American Funds - The Investment Company of America® Class A Shares	341	(80,267)	(79,926)	-	(82,180)	(82,180)
AMG Renaissance Large Cap Growth Class N Shares	178	(636)	(458)	2,625	(462)	2,163
BlackRock Advantage Global Investor A Shares	-	(2,277)	(2,277)	44	(10,677)	(10,633)
BlackRock Advantage International Investor A Shares	22,822	(26,589)	(3,767)	11,576	(20,670)	(9,094)
BlackRock Advantage Large Cap Core Investor A Shares	4,893	(26,536)	(21,643)	16,162	(75,807)	(59,645)
BlackRock Advantage Large Cap Value Investor A Shares	15,054	(15,411)	(357)	8,573	(24,197)	(15,624)
BlackRock Advantage U.S. Total Market Investor A Shares	1,847	(20,410)	(18,563)	830	(34,627)	(33,797)
BlackRock Basic Value Investor A Shares	180,256	(213,582)	(33,326)	41,806	(225,515)	(183,709)
BlackRock Capital Appreciation Investor A Shares	13,085	(320,981)	(307,896)	72,926	(320,793)	(247,867)
BlackRock Global Allocation Investor A Shares	38,691	(508,784)	(470,093)	42,857	(612,893)	(570,036)
BlackRock High Yield Bond Investor A Shares	100,444	(152,037)	(51,593)	75,887	(182,331)	(106,444)
BlackRock International Investor A Shares	24,144	(31,913)	(7,769)	15,020	(27,346)	(12,326)

34

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
BlackRock iShares MSCI EAFE International Index Investor A Shares	-	(1,115)	(1,115)	-	(1,135)	(1,135)
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	(1,061)	(1,061)	-	(61)	(61)
BlackRock iShares S&P 500 Index Investor A Shares	103,740	(188,861)	(85,121)	124,193	(189,831)	(65,638)
BlackRock Large Cap Focus Growth Investor A Shares	8,530	(107,566)	(99,036)	421,638	(11,209)	410,429
BlackRock Low Duration Bond Investor A Shares	-	(1,649)	(1,649)	-	(261)	(261)
BlackRock Total Return Investor A Shares	707,133	(910,931)	(203,798)	512,117	(741,144)	(229,027)
BlackRock U.S. Government Bond Investor A Shares	335,880	(344,950)	(9,070)	269,640	(332,074)	(62,434)
BNY Mellon Appreciation Investor Shares	11,150	(78,568)	(67,418)	30,478	(122,749)	(92,271)
Cohen & Steers Real Estate Securities Class A Shares	423	(3,610)	(3,187)	1,743	(3,514)	(1,771)
Columbia Large Cap Growth Opportunity Class A Shares	1,430	(70,679)	(69,249)	6,443	(112,715)	(106,272)
Columbia Mid Cap Growth Class A Shares	3,308	(3,562)	(254)	3,687	(15,477)	(11,790)
Columbia Select Small Cap Value Class A Shares	68,884	(85,560)	(16,676)	17,800	(47,286)	(29,486)
Davis New York Venture Class A Shares	32,460	(101,150)	(68,690)	38,451	(170,318)	(131,867)
Delaware Smid Cap Growth Class A Shares	10	(21,375)	(21,365)	1,787	(14,719)	(12,932)
Eaton Vance Floating-Rate Class A Shares	40,254	(72,837)	(32,583)	40,333	(54,691)	(14,358)
Eaton Vance Large-Cap Value Class A Shares	31,284	(25,448)	5,836	45,316	(79,333)	(34,017)
Federated Hermes Equity Income Class A Shares	8,890	(13,259)	(4,369)	5,386	(8,330)	(2,944)
Federated Hermes Kaufmann Class A Shares	3,277	(26,223)	(22,946)	12,788	(31,404)	(18,616)
Fidelity Advisor® Equity Growth Class A Shares	-	(8,224)	(8,224)	3,361	(8,092)	(4,731)
Fidelity Advisor® Overseas Class A Shares	-	(5,416)	(5,416)	-	(26,031)	(26,031)
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	100	(2,963)	(2,863)	-	(4,305)	(4,305)
Franklin Templeton Growth Class A Shares	8,582	(21,597)	(13,015)	7,754	(49,095)	(41,341)
Invesco American Franchise Fund Class A Shares	219	(8,371)	(8,152)	360	(4,179)	(3,819)
Invesco Capital Appreciation Class A Shares	3,138	(3,869)	(731)	7,447	(19,718)	(12,271)
Invesco Charter Class A Shares	68	(3,510)	(3,442)	16,108	(26,473)	(10,365)
Invesco Comstock Class A Shares	271,201	(271,980)	(779)	54,060	(277,675)	(223,615)
Invesco Discovery Mid Cap Growth Class A Shares	140,832	(18,899)	121,933	-	-	-

35

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
Invesco Equity and Income Class A Shares	96	(12,695)	(12,599)	270	(18,505)	(18,235)
Invesco Fundamental Alternatives Class A Shares	803	(7,443)	(6,640)	6,659	(2,871)	3,788
Invesco Global Class A Shares	1,312	(8,741)	(7,429)	6,275	(7,430)	(1,155)
Invesco Main Street Class A Shares	2,033	(7,712)	(5,679)	223	(8,541)	(8,318)
Invesco Main Street Mid Cap Class A Shares	88,932	(12,970)	75,962	1,052	(12,697)	(11,645)
Invesco Value Opportunities Class A Shares	20,549	(26,928)	(6,379)	8,739	(13,818)	(5,079)
Janus Henderson Enterprise Class A Shares	68,530	(169,869)	(101,339)	10,205	(190,625)	(180,420)
Janus Henderson Forty Class A Shares	10,010	(61,778)	(51,768)	38,565	(92,333)	(53,768)
JPMorgan Small Cap Growth Class A Shares	4,131	(20,386)	(16,255)	4,107	(17,505)	(13,398)
Lord Abbett Affiliated Class A Shares	9,902	(9,087)	815	8,890	(20,526)	(11,636)
Lord Abbett Bond-Debenture Class A Shares	58,938	(78,258)	(19,320)	39,053	(82,300)	(43,247)
Lord Abbett Mid Cap Stock Class A Shares	23,258	(56,320)	(33,062)	9,724	(82,489)	(72,765)
MFS® Growth Class A Shares	18,041	(100,637)	(82,596)	4,372	(106,678)	(102,306)
MFS® Mid Cap Growth Class A Shares	3,239	(57,620)	(54,381)	5,517	(78,892)	(73,375)
MFS® Research International Class A Shares	2,957	(28,331)	(25,374)	4,482	(58,428)	(53,946)
PIMCO CommodityRealReturn Strategy Class A Shares	257,670	(238,306)	19,364	111,721	(167,156)	(55,435)
PIMCO Low Duration Class A Shares	825,000	(898,238)	(73,238)	557,641	(498,399)	59,242
PIMCO Real Return Class A Shares	322,091	(528,970)	(206,879)	242,008	(316,398)	(74,390)
PIMCO Total Return Class A Shares	777,684	(1,085,401)	(307,717)	554,995	(868,412)	(313,417)
Pioneer Class A Shares	14,691	(13,873)	818	19,647	(35,884)	(16,237)
Pioneer High Yield Class A Shares	13,558	(19,794)	(6,236)	10,407	(19,909)	(9,502)
Pioneer Real Estate Shares Class A Shares	24,598	(20,572)	4,026	7,987	(36,184)	(28,197)
Pioneer Select Mid Cap Growth Class A Shares	563	(4,277)	(3,714)	463	(2,070)	(1,607)
Putnam Equity Income Class A Shares	10,604	(3,176)	7,428	-	(30,712)	(30,712)
Putnam Growth Opportunities Class A Shares	12,520	(10,673)	1,847	1,505	(36,707)	(35,202)
Putnam International Equity Class A Shares	17,949	(65,106)	(47,157)	16,464	(93,098)	(76,634)
Ready Assets Government Liquidity	833	(212,145)	(211,312)	296,170	(515,312)	(219,142)

36

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
TA Aegon Sustainable Equity Income Service Class	28,923	(62,197)	(33,274)	13,215	(108,117)	(94,902)
TA Asset Allocation - Conservative Class A Shares	45,232	(3,257)	41,975	48,739	(4,320)	44,419
TA Asset Allocation - Moderate Class A Shares	17,761	(2,353)	15,408	43,398	(28,419)	14,979
TA Asset Allocation - Moderate Growth Class A Shares	29,335	(50,952)	(21,617)	3,208	(19,937)	(16,729)
TA BlackRock Government Money Market Initial Class	788,651	(415,971)	372,680	4,666	(4)	4,662
TA Bond Class A Shares	108,452	(131,022)	(22,570)	54,868	(171,468)	(116,600)
TA International Growth Initial Class	601,870	(2,052,491)	(1,450,621)	129,302	(1,830,342)	(1,701,040)
TA JPMorgan Mid Cap Value Service Class	2,382	(20,962)	(18,580)	1,784	(33,450)	(31,666)
TA Morgan Stanley Capital Growth Service Class	3,009	(9,116)	(6,107)	21,740	(395)	21,345
TA Multi-Managed Balanced Class A Shares	85,749	(17,568)	68,181	33,335	(1,610)	31,725
TA Small/Mid Cap Value Class A Shares	369,188	(390,823)	(21,635)	26,721	(256,961)	(230,240)
TA Sustainable Equity Income Class A Shares	1,002,711	(591,851)	410,860	128,722	(674,123)	(545,401)
TA T. Rowe Price Small Cap Service Class	21,100	(79,930)	(58,830)	13,493	(56,492)	(42,999)
TA TS&W International Equity Service Class	35,601	(45,009)	(9,408)	30,734	(77,585)	(46,851)
TA US Growth Class A Shares	14,836	(364,318)	(349,482)	72,095	(417,459)	(345,364)
TA WMC US Growth Service Class	745	(108)	637	3	(59)	(56)

37

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
AB Discovery Value Class A Shares	$388,945	$(626,493)	$(237,548)	$221,751	$(742,825)	$(521,074)
AB International Value Class A Shares	264,994	(247,878)	17,116	196,607	(615,093)	(418,486)
AB Large Cap Growth Class A Shares	324,111	(757,202)	(433,091)	361,999	(584,694)	(222,695)
AB Relative Value Class A Shares	502,864	(1,047,885)	(545,021)	375,242	(1,180,123)	(804,881)
AB Value Class A Shares	17,289	(20,959)	(3,670)	79,819	(159,298)	(79,479)
AllianzGI Dividend Value Class A Shares	440,565	(603,092)	(162,527)	284,555	(1,101,419)	(816,864)
AllianzGI Small-Cap Value Class A Shares	3,537	(470,276)	(466,739)	27,145	(582,341)	(555,196)
American Funds - EuroPacific Growth Fund® Class F -1 Shares	190,561	(572,542)	(381,981)	888,243	(1,519,510)	(631,267)
American Funds - Growth Fund of America® Class F -1 Shares	59,432	(1,200,327)	(1,140,895)	953,771	(2,477,994)	(1,524,223)
American Funds - Income Fund of America® Class F -1 Shares	-	(457,776)	(457,776)	12,389	(399,662)	(387,273)
American Funds - Investment Company of America® Class F -1 Shares	-	(683,560)	(683,560)	12,175	(553,410)	(541,235)
American Funds - The Bond Fund of America® Class A Shares	-	(913,879)	(913,879)	-	(707,239)	(707,239)
American Funds - The Bond Fund of America® Class F -1 Shares	45,841	(348,813)	(302,972)	405,552	(575,948)	(170,396)
American Funds - The Growth Fund of America® Class A Shares	18,626	(4,760,261)	(4,741,635)	29,151	(4,700,268)	(4,671,117)
American Funds - The Income Fund of America® Class A Shares	-	(2,199,719)	(2,199,719)	10,027	(1,395,714)	(1,385,687)
American Funds - The Investment Company of America® Class A Shares	12,338	(2,975,475)	(2,963,137)	-	(2,868,239)	(2,868,239)
AMG Renaissance Large Cap Growth Class N Shares	2,386	(8,846)	(6,460)	31,855	(5,483)	26,372
BlackRock Advantage Global Investor A Shares	-	(54,019)	(54,019)	1,086	(294,940)	(293,854)
BlackRock Advantage International Investor A Shares	326,298	(400,637)	(74,339)	181,604	(322,806)	(141,202)
BlackRock Advantage Large Cap Core Investor A Shares	116,652	(732,130)	(615,478)	411,885	(1,882,971)	(1,471,086)
BlackRock Advantage Large Cap Value Investor A Shares	290,389	(328,256)	(37,867)	190,537	(538,318)	(347,781)

38

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
BlackRock Advantage U.S. Total Market Investor A Shares	$40,311	$(697,271)	$(656,960)	$21,449	$(1,126,448)	$(1,104,999)
BlackRock Basic Value Investor A Shares	3,364,212	(4,977,292)	(1,613,080)	949,119	(5,464,429)	(4,515,310)
BlackRock Capital Appreciation Investor A Shares	540,080	(12,398,534)	(11,858,454)	2,266,463	(10,269,171)	(8,002,708)
BlackRock Global Allocation Investor A Shares	938,729	(12,437,041)	(11,498,312)	954,966	(14,364,735)	(13,409,769)
BlackRock High Yield Bond Investor A Shares	1,532,106	(2,252,522)	(720,416)	1,134,137	(2,694,918)	(1,560,781)
BlackRock International Investor A Shares	301,472	(450,085)	(148,613)	201,263	(349,050)	(147,787)
BlackRock iShares MSCI EAFE International Index Investor A Shares	-	(18,127)	(18,127)	-	(18,572)	(18,572)
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	(18,063)	(18,063)	-	(1,519)	(1,519)
BlackRock iShares S&P 500 Index Investor A Shares	2,023,476	(4,054,040)	(2,030,564)	2,372,050	(3,569,845)	(1,197,795)
BlackRock Large Cap Focus Growth Investor A Shares	92,907	(1,280,959)	(1,188,052)	4,252,192	(113,920)	4,138,272
BlackRock Low Duration Bond Investor A Shares	-	(16,894)	(16,894)	-	(2,668)	(2,668)
BlackRock Total Return Investor A Shares	10,928,941	(13,392,325)	(2,463,384)	7,255,582	(10,672,415)	(3,416,833)
BlackRock U.S. Government Bond Investor A Shares	3,789,733	(3,869,118)	(79,385)	2,829,284	(3,495,369)	(666,085)
BNY Mellon Appreciation Investor Shares	316,727	(2,202,364)	(1,885,637)	703,769	(2,980,770)	(2,277,001)
Cohen & Steers Real Estate Securities Class A Shares	9,534	(85,931)	(76,397)	46,517	(95,904)	(49,387)
Columbia Large Cap Growth Opportunity Class A Shares	26,539	(1,237,866)	(1,211,327)	85,856	(1,660,783)	(1,574,927)
Columbia Mid Cap Growth Class A Shares	73,716	(78,089)	(4,373)	68,009	(277,698)	(209,689)
Columbia Select Small Cap Value Class A Shares	1,800,018	(3,222,879)	(1,422,861)	690,125	(1,847,715)	(1,157,590)
Davis New York Venture Class A Shares	712,871	(2,817,563)	(2,104,692)	1,062,618	(4,524,646)	(3,462,028)
Delaware Smid Cap Growth Class A Shares	276	(875,324)	(875,048)	51,653	(452,352)	(400,699)
Eaton Vance Floating-Rate Class A Shares	553,994	(979,513)	(425,519)	564,983	(764,372)	(199,389)
Eaton Vance Large-Cap Value Class A Shares	466,955	(425,604)	41,351	747,498	(1,310,958)	(563,460)
Federated Hermes Equity Income Class A Shares	106,792	(169,993)	(63,201)	76,129	(119,005)	(42,876)
Federated Hermes Kaufmann Class A Shares	133,542	(1,018,685)	(885,143)	436,475	(1,078,991)	(642,516)
Fidelity Advisor® Equity Growth Class A Shares	-	(409,243)	(409,243)	128,710	(321,784)	(193,074)
Fidelity Advisor® Overseas Class A Shares	-	(157,292)	(157,292)	-	(704,865)	(704,865)

39

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	$3,527	$(106,818)	$(103,291)	$-	$(168,470)	$(168,470)
Franklin Templeton Growth Class A Shares	135,250	(376,235)	(240,985)	127,010	(886,705)	(759,695)
Invesco American Franchise Fund Class A Shares	6,000	(169,686)	(163,686)	6,748	(75,041)	(68,293)
Invesco Capital Appreciation Class A Shares	95,810	(106,318)	(10,508)	175,028	(454,713)	(279,685)
Invesco Charter Class A Shares	1,484	(75,620)	(74,136)	324,054	(530,242)	(206,188)
Invesco Comstock Class A Shares	5,013,789	(6,613,179)	(1,599,390)	1,336,934	(7,179,105)	(5,842,171)
Invesco Discovery Mid Cap Growth Class A Shares	1,466,239	(238,345)	1,227,894	-	-	-
Invesco Equity and Income Class A Shares	2,696	(370,323)	(367,627)	7,810	(530,856)	(523,046)
Invesco Fundamental Alternatives Class A Shares	13,557	(123,154)	(109,597)	108,118	(47,333)	60,785
Invesco Global Class A Shares	57,824	(396,379)	(338,555)	242,795	(290,076)	(47,281)
Invesco Main Street Class A Shares	53,675	(235,217)	(181,542)	5,211	(252,418)	(247,207)
Invesco Main Street Mid Cap Class A Shares	1,993,743	(341,215)	1,652,528	26,397	(328,618)	(302,221)
Invesco Value Opportunities Class A Shares	22,735	(39,550)	(16,815)	13,105	(22,619)	(9,514)
Janus Henderson Enterprise Class A Shares	2,338,417	(7,640,011)	(5,301,594)	419,772	(7,740,687)	(7,320,915)
Janus Henderson Forty Class A Shares	326,898	(2,139,283)	(1,812,385)	1,054,952	(2,621,361)	(1,566,409)
JPMorgan Small Cap Growth Class A Shares	114,746	(705,555)	(590,809)	109,320	(480,381)	(371,061)
Lord Abbett Affiliated Class A Shares	178,777	(175,130)	3,647	179,640	(425,425)	(245,785)
Lord Abbett Bond-Debenture Class A Shares	1,449,792	(1,805,641)	(355,849)	876,321	(1,936,029)	(1,059,708)
Lord Abbett Mid Cap Stock Class A Shares	401,758	(1,258,399)	(856,641)	189,644	(2,049,310)	(1,859,666)
MFS® Growth Class A Shares	671,498	(3,466,562)	(2,795,064)	130,112	(3,085,665)	(2,955,553)
MFS® Mid Cap Growth Class A Shares	140,980	(2,758,457)	(2,617,477)	223,226	(3,047,810)	(2,824,584)
MFS® Research International Class A Shares	69,605	(786,052)	(716,447)	118,298	(1,541,950)	(1,423,652)
PIMCO CommodityRealReturn Strategy Class A Shares	1,142,845	(1,236,424)	(93,579)	636,360	(956,078)	(319,718)
PIMCO Low Duration Class A Shares	9,897,789	(10,632,308)	(734,519)	6,523,750	(5,837,852)	685,898
PIMCO Real Return Class A Shares	4,752,830	(7,424,128)	(2,671,298)	3,245,507	(4,244,690)	(999,183)
PIMCO Total Return Class A Shares	13,527,744	(18,294,998)	(4,767,254)	8,802,472	(14,054,948)	(5,252,476)
Pioneer Class A Shares	433,123	(407,551)	25,572	484,940	(912,249)	(427,309)

40

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
Pioneer High Yield Class A Shares	$248,232	$(350,923)	$(102,691)	$193,689	$(369,502)	$(175,813)
Pioneer Real Estate Shares Class A Shares	409,727	(354,287)	55,440	151,639	(686,137)	(534,498)
Pioneer Select Mid Cap Growth Class A Shares	18,694	(141,850)	(123,156)	13,408	(62,275)	(48,867)
Putnam Equity Income Class A Shares	128,247	(40,359)	87,888	-	(345,687)	(345,687)
Putnam Growth Opportunities Class A Shares	255,233	(217,593)	37,640	25,735	(614,468)	(588,733)
Putnam International Equity Class A Shares	342,753	(1,482,111)	(1,139,358)	351,122	(1,955,463)	(1,604,341)
Ready Assets Government Liquidity	8,047	(2,032,972)	(2,024,925)	2,850,865	(4,952,023)	(2,101,158)
TA Aegon Sustainable Equity Income Service Class	274,006	(612,945)	(338,939)	139,755	(1,160,332)	(1,020,577)
TA Asset Allocation - Conservative Class A Shares	519,421	(35,999)	483,422	525,929	(46,741)	479,188
TA Asset Allocation - Moderate Class A Shares	222,652	(26,221)	196,431	465,221	(307,701)	157,520
TA Asset Allocation - Moderate Growth Class A Shares	364,192	(603,674)	(239,482)	34,152	(216,503)	(182,351)
TA BlackRock Government Money Market Initial Class	7,844,597	(4,135,743)	3,708,854	46,666	(46)	46,620
TA Bond Class A Shares	164,249	(192,114)	(27,865)	78,559	(244,210)	(165,651)
TA International Growth Initial Class	5,064,963	(22,524,048)	(17,459,085)	1,269,465	(18,169,905)	(16,900,440)
TA JPMorgan Mid Cap Value Service Class	22,173	(208,046)	(185,873)	18,536	(354,888)	(336,352)
TA Morgan Stanley Capital Growth Service Class	42,625	(159,314)	(116,689)	215,127	(4,091)	211,036
TA Multi-Managed Balanced Class A Shares	1,080,035	(224,155)	855,880	382,027	(18,223)	363,804
TA Small/Mid Cap Value Class A Shares	5,846,263	(8,302,154)	(2,455,891)	578,443	(5,574,809)	(4,996,366)
TA Sustainable Equity Income Class A Shares	10,738,356	(7,435,544)	3,302,812	1,754,360	(9,202,498)	(7,448,138)
TA T. Rowe Price Small Cap Service Class	225,940	(1,055,311)	(829,371)	159,599	(688,643)	(529,044)
TA TS&W International Equity Service Class	292,244	(427,087)	(134,843)	304,521	(769,180)	(464,659)
TA US Growth Class A Shares	422,130	(10,265,841)	(9,843,711)	1,628,002	(9,596,708)	(7,968,706)
TA WMC US Growth Service Class	12,640	(1,671)	10,969	35	(782)	(747)

41

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

AB Discovery Value Class A Shares
12/31/2020	106,623	$29.84	to	$27.52	$3,031,626	0.63%	1.25%	to	1.75%	1.83%	to	1.32%
12/31/2019	112,293	29.30	to	27.16	3,146,897	0.77	1.25	to	1.75	18.25	to	17.66
12/31/2018	131,355	24.78	to	23.08	3,119,612	0.26	1.25	to	1.75	(16.28)	to	(16.70)
12/31/2017	136,941	29.60	to	27.71	3,900,418	0.18	1.25	to	1.75	11.31	to	10.76
12/31/2016	134,669	26.59	to	25.02	3,454,570	0.15	1.25	to	1.75	22.84	to	22.23

AB International Value Class A Shares
12/31/2020	255,012	6.87	to	6.42	1,691,142	0.84	1.25	to	1.75	0.75	to	0.25
12/31/2019	244,901	6.82	to	6.40	1,614,846	1.13	1.25	to	1.75	15.03	to	14.46
12/31/2018	309,564	5.93	to	5.59	1,777,788	0.23	1.25	to	1.75	(24.13)	to	(24.51)
12/31/2017	257,376	7.82	to	7.41	1,951,234	1.96	1.25	to	1.75	23.28	to	22.67
12/31/2016	272,885	6.34	to	6.04	1,681,071	0.16	1.25	to	1.75	(2.20)	to	(2.69)

AB Large Cap Growth Class A Shares
12/31/2020	49,261	70.64	to	70.64	3,479,916	-	1.30	to	1.30	32.30	to	32.30
12/31/2019	55,598	53.39	to	53.39	2,968,603	-	1.30	to	1.30	32.04	to	32.04
12/31/2018	60,088	40.44	to	40.44	2,429,849	-	1.30	to	1.30	0.61	to	0.61
12/31/2017	69,461	40.19	to	40.19	2,791,949	-	1.30	to	1.30	29.66	to	29.66
12/31/2016	85,966	31.00	to	31.00	2,664,934	-	1.30	to	1.30	1.47	to	1.47

AB Relative Value Class A Shares
12/31/2020	128,119	37.75	to	37.75	4,836,196	1.27	1.30	to	1.30	1.48	to	1.48
12/31/2019	140,053	37.20	to	37.20	5,209,386	1.20	1.30	to	1.30	21.50	to	21.50
12/31/2018	163,629	30.61	to	30.61	5,009,477	1.03	1.30	to	1.30	(7.01)	to	(7.01)
12/31/2017	185,544	32.92	to	32.92	6,108,899	0.80	1.30	to	1.30	17.20	to	17.20
12/31/2016	213,848	28.09	to	28.09	6,007,722	2.02	1.30	to	1.30	9.72	to	9.72

AB Value Class A Shares
12/31/2020	24,132	16.71	to	15.41	385,772	1.30	1.25	to	1.75	(0.35)	to	(0.84)
12/31/2019	24,309	16.77	to	15.54	390,924	1.29	1.25	to	1.75	18.39	to	17.80
12/31/2018	29,466	14.16	to	13.19	401,993	0.85	1.25	to	1.75	(16.15)	to	(16.57)
12/31/2017	36,483	16.89	to	15.81	597,190	0.88	1.25	to	1.75	11.99	to	11.43
12/31/2016	50,119	15.08	to	14.19	735,164	1.18	1.25	to	1.75	9.59	to	9.04

AllianzGI Dividend Value Class A Shares
12/31/2020	254,088	15.77	to	14.72	3,853,830	1.80	1.25	to	1.75	(3.71)	to	(4.19)
12/31/2019	262,812	16.37	to	15.36	4,149,849	1.76	1.25	to	1.75	23.11	to	22.49
12/31/2018	317,472	13.30	to	12.54	4,091,699	1.79	1.25	to	1.75	(11.24)	to	(11.69)
12/31/2017	364,493	14.99	to	14.20	5,308,083	1.96	1.25	to	1.75	14.26	to	13.70
12/31/2016	408,289	13.11	to	12.49	5,217,107	2.39	1.25	to	1.75	14.44	to	13.87

AllianzGI Small-Cap Value Class A Shares
12/31/2020	127,664	25.75	to	23.74	4,079,987	1.91	1.25	to	1.75	(5.79)	to	(6.26)
12/31/2019	142,897	27.33	to	25.33	4,894,390	0.42	1.25	to	1.75	22.74	to	22.13
12/31/2018	158,839	22.27	to	20.74	4,479,438	2.94	1.25	to	1.75	(20.32)	to	(20.72)
12/31/2017	176,043	27.94	to	26.16	6,210,084	0.47	1.25	to	1.75	8.32	to	7.78
12/31/2016	201,693	25.80	to	24.27	6,658,709	1.48	1.25	to	1.75	21.38	to	20.77

American Funds - EuroPacific Growth Fund® Class F -1 Shares
12/31/2020	138,262	31.03	to	28.62	4,133,057	0.18	1.25	to	1.75	23.22	to	22.61
12/31/2019	155,728	25.19	to	23.34	3,787,682	0.99	1.25	to	1.75	25.37	to	24.74
12/31/2018	183,628	20.09	to	18.71	3,574,865	1.03	1.25	to	1.75	(16.30)	to	(16.72)
12/31/2017	203,805	24.00	to	22.47	4,749,627	0.84	1.25	to	1.75	29.06	to	28.42
12/31/2016	238,786	18.60	to	17.49	4,323,372	1.13	1.25	to	1.75	(0.60)	to	(1.09)

42

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

American Funds - Growth Fund of America® Class F -1 Shares
12/31/2020	351,366	$47.85	to	$44.13	$16,200,323	0.22%	1.25%	to	1.75%	36.05%	to	35.37%
12/31/2019	382,796	35.17	to	32.60	13,012,196	0.66	1.25	to	1.75	26.47	to	25.84
12/31/2018	431,896	27.81	to	25.90	11,627,485	0.46	1.25	to	1.75	(4.18)	to	(4.66)
12/31/2017	485,769	29.02	to	27.17	13,681,555	0.39	1.25	to	1.75	24.51	to	23.89
12/31/2016	569,646	23.31	to	21.93	12,913,308	0.50	1.25	to	1.75	7.04	to	6.50

American Funds - Income Fund of America® Class F -1 Shares
12/31/2020	171,828	24.66	to	22.74	4,100,848	3.34	1.25	to	1.75	3.57	to	3.05
12/31/2019	192,508	23.81	to	22.07	4,446,467	3.22	1.25	to	1.75	17.36	to	16.78
12/31/2018	210,455	20.29	to	18.90	4,149,658	2.88	1.25	to	1.75	(6.35)	to	(6.82)
12/31/2017	251,339	21.67	to	20.28	5,301,284	2.78	1.25	to	1.75	11.85	to	11.29
12/31/2016	288,172	19.37	to	18.22	5,441,659	3.08	1.25	to	1.75	9.14	to	8.60

American Funds - Investment Company of America® Class F -1 Shares
12/31/2020	199,180	31.93	to	29.44	6,139,119	1.51	1.25	to	1.75	13.01	to	12.45
12/31/2019	224,503	28.25	to	26.18	6,140,737	1.92	1.25	to	1.75	22.88	to	22.27
12/31/2018	246,186	22.99	to	21.41	5,491,391	1.68	1.25	to	1.75	(7.76)	to	(8.22)
12/31/2017	281,619	24.92	to	23.33	6,820,876	1.60	1.25	to	1.75	18.12	to	17.53
12/31/2016	320,985	21.10	to	19.85	6,600,826	1.82	1.25	to	1.75	13.07	to	12.51

American Funds - The Bond Fund of America® Class A Shares
12/31/2020	269,890	17.87	to	17.87	4,824,044	1.87	1.30	to	1.30	9.28	to	9.28
12/31/2019	323,345	16.36	to	16.36	5,288,522	2.33	1.30	to	1.30	6.62	to	6.62
12/31/2018	367,439	15.34	to	15.34	5,636,509	2.38	1.30	to	1.30	(1.42)	to	(1.42)
12/31/2017	429,503	15.56	to	15.56	6,683,693	1.84	1.30	to	1.30	1.89	to	1.89
12/31/2016	512,175	15.27	to	15.27	7,822,716	1.68	1.30	to	1.30	1.42	to	1.42

American Funds - The Bond Fund of America® Class F -1 Shares
12/31/2020	174,795	14.89	to	13.73	2,501,419	1.84	1.25	to	1.75	9.31	to	8.76
12/31/2019	196,533	13.62	to	12.62	2,580,830	2.29	1.25	to	1.75	6.63	to	6.10
12/31/2018	209,714	12.77	to	11.89	2,588,968	2.33	1.25	to	1.75	(1.42)	to	(1.92)
12/31/2017	232,552	12.96	to	12.13	2,917,991	1.79	1.25	to	1.75	1.89	to	1.38
12/31/2016	265,214	12.72	to	11.96	3,272,306	1.65	1.25	to	1.75	1.44	to	0.93

American Funds - The Growth Fund of America® Class A Shares
12/31/2020	691,859	66.76	to	66.76	46,189,947	0.29	1.30	to	1.30	36.03	to	36.03
12/31/2019	784,278	49.08	to	49.08	38,491,273	0.72	1.30	to	1.30	26.47	to	26.47
12/31/2018	888,803	38.81	to	38.81	34,491,526	0.52	1.30	to	1.30	(4.15)	to	(4.15)
12/31/2017	1,053,283	40.48	to	40.48	42,642,129	0.49	1.30	to	1.30	24.52	to	24.52
12/31/2016	1,261,897	32.51	to	32.51	41,029,206	0.54	1.30	to	1.30	7.06	to	7.06

American Funds - The Income Fund of America® Class A Shares
12/31/2020	297,789	34.26	to	34.26	10,201,793	3.35	1.30	to	1.30	3.61	to	3.61
12/31/2019	367,681	33.07	to	33.07	12,157,868	3.27	1.30	to	1.30	17.39	to	17.39
12/31/2018	412,564	28.17	to	28.17	11,620,777	2.96	1.30	to	1.30	(6.35)	to	(6.35)
12/31/2017	483,436	30.08	to	30.08	14,539,817	2.86	1.30	to	1.30	11.92	to	11.92
12/31/2016	585,238	26.87	to	26.87	15,727,634	3.13	1.30	to	1.30	9.15	to	9.15

American Funds - The Investment Company of America® Class A Shares
12/31/2020	493,659	43.12	to	43.12	21,287,232	1.58	1.30	to	1.30	13.01	to	13.01
12/31/2019	573,585	38.16	to	38.16	21,885,504	1.97	1.30	to	1.30	22.93	to	22.93
12/31/2018	655,765	31.04	to	31.04	20,353,428	1.76	1.30	to	1.30	(7.73)	to	(7.73)
12/31/2017	755,650	33.64	to	33.64	25,417,500	1.69	1.30	to	1.30	18.19	to	18.19
12/31/2016	924,856	28.46	to	28.46	26,321,860	1.90	1.30	to	1.30	13.12	to	13.12

AMG Renaissance Large Cap Growth Class N Shares
12/31/2020	6,300	16.11	to	15.84	100,242	0.11	1.25	to	1.75	22.01	to	21.40
12/31/2019	6,758	13.21	to	13.05	88,463	0.84	1.25	to	1.75	33.48	to	32.82
12/31/2018	4,595	9.89	to	9.82	45,240	0.50	1.25	to	1.75	(8.39)	to	(8.85)
12/31/2017(1)	4,389	10.80	to	10.78	47,357	0.49	1.25	to	1.75	-	to	-

43

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BlackRock Advantage Global Investor A Shares
12/31/2020	10,558	$32.43	to	$29.91	$329,846	1.32%	1.25%	to	1.75%	14.11%	to	13.54%
12/31/2019	12,835	28.42	to	26.34	352,258	1.88	1.25	to	1.75	23.98	to	23.36
12/31/2018	23,468	22.93	to	21.35	528,200	1.24	1.25	to	1.75	(12.82)	to	(13.26)
12/31/2017	26,418	26.30	to	24.62	682,663	0.93	1.25	to	1.75	21.97	to	21.37
12/31/2016	35,920	21.56	to	20.28	761,179	0.68	1.25	to	1.75	6.27	to	5.75

BlackRock Advantage International Investor A Shares
12/31/2020	104,528	18.20	to	17.37	1,852,073	1.71	1.25	to	1.75	5.73	to	5.20
12/31/2019	108,295	17.21	to	16.51	1,819,872	2.52	1.25	to	1.75	19.86	to	19.26
12/31/2018	117,389	14.36	to	13.84	1,650,104	1.75	1.25	to	1.75	(16.33)	to	(16.75)
12/31/2017	147,575	17.16	to	16.63	2,484,871	0.62	1.25	to	1.75	22.24	to	21.63
12/31/2016	158,335	14.04	to	13.67	2,187,831	1.77	1.25	to	1.75	1.70	to	1.19

BlackRock Advantage Large Cap Core Investor A Shares
12/31/2020	183,352	33.92	to	31.28	5,989,790	0.96	1.25	to	1.75	18.06	to	17.47
12/31/2019	204,995	28.73	to	26.63	5,682,081	1.37	1.25	to	1.75	27.22	to	26.58
12/31/2018	264,640	22.59	to	21.04	5,761,882	0.97	1.25	to	1.75	(6.77)	to	(7.24)
12/31/2017	276,501	24.23	to	22.68	6,478,700	0.85	1.25	to	1.75	20.22	to	19.63
12/31/2016	319,158	20.15	to	18.96	6,231,867	0.72	1.25	to	1.75	8.66	to	8.12

BlackRock Advantage Large Cap Value Investor A Shares
12/31/2020	146,388	25.54	to	23.55	3,577,915	1.69	1.25	to	1.75	2.33	to	1.82
12/31/2019	146,745	24.96	to	23.13	3,516,766	1.83	1.25	to	1.75	22.84	to	22.23
12/31/2018	162,369	20.32	to	18.93	3,180,312	1.77	1.25	to	1.75	(9.11)	to	(9.57)
12/31/2017	166,136	22.36	to	20.93	3,591,091	1.28	1.25	to	1.75	15.81	to	15.23
12/31/2016	188,064	19.31	to	18.16	3,512,386	1.11	1.25	to	1.75	12.08	to	11.52

BlackRock Advantage U.S. Total Market Investor A Shares
12/31/2020	134,100	31.00	to	28.59	5,598,415	0.67	1.25	to	1.75	18.01	to	17.42
12/31/2019	152,663	26.27	to	24.35	5,409,406	1.49	1.25	to	1.75	26.98	to	26.34
12/31/2018	186,460	20.69	to	19.27	5,198,705	1.34	1.25	to	1.75	(7.82)	to	(8.28)
12/31/2017	218,449	22.45	to	21.01	6,652,076	0.05	1.25	to	1.75	7.40	to	6.87
12/31/2016	261,185	20.90	to	19.66	7,531,441	-	1.25	to	1.75	21.88	to	21.28

BlackRock Basic Value Investor A Shares
12/31/2020	1,107,228	24.88	to	22.94	28,961,254	2.01	1.25	to	1.75	1.70	to	1.19
12/31/2019	1,140,554	24.46	to	22.67	29,523,202	2.24	1.25	to	1.75	22.32	to	21.71
12/31/2018	1,324,263	20.00	to	18.62	28,178,803	1.60	1.25	to	1.75	(9.08)	to	(9.54)
12/31/2017	1,515,894	21.99	to	20.59	35,592,367	1.42	1.25	to	1.75	6.91	to	6.38
12/31/2016	1,698,478	20.57	to	19.35	37,382,609	1.32	1.25	to	1.75	16.81	to	16.23

BlackRock Capital Appreciation Investor A Shares
12/31/2020	924,583	47.35	to	43.66	44,721,433	-	1.25	to	1.75	38.35	to	37.66
12/31/2019	1,232,479	34.22	to	31.72	43,075,892	-	1.25	to	1.75	30.21	to	29.56
12/31/2018	1,480,346	26.28	to	24.48	39,819,005	-	1.25	to	1.75	0.46	to	(0.04)
12/31/2017	1,826,734	26.16	to	24.49	48,982,661	-	1.25	to	1.75	30.95	to	30.30
12/31/2016	2,183,288	19.98	to	18.79	44,604,144	-	1.25	to	1.75	(1.60)	to	(2.09)

BlackRock Global Allocation Investor A Shares
12/31/2020	3,485,383	26.61	to	24.54	100,777,175	0.47	1.25	to	1.75	19.29	to	18.70
12/31/2019	3,955,476	22.31	to	20.68	96,008,512	1.12	1.25	to	1.75	15.76	to	15.18
12/31/2018	4,525,512	19.27	to	17.95	95,413,035	0.55	1.25	to	1.75	(8.78)	to	(9.24)
12/31/2017	5,076,622	21.13	to	19.78	117,952,762	0.94	1.25	to	1.75	11.92	to	11.36
12/31/2016	5,770,019	18.88	to	17.76	120,700,385	0.95	1.25	to	1.75	2.46	to	1.95

BlackRock High Yield Bond Investor A Shares
12/31/2020	1,198,318	16.42	to	15.67	19,217,440	5.08	1.25	to	1.75	4.18	to	3.66
12/31/2019	1,249,911	15.76	to	15.12	19,290,934	5.38	1.25	to	1.75	13.67	to	13.10
12/31/2018	1,356,355	13.86	to	13.37	18,458,538	5.43	1.25	to	1.75	(4.53)	to	(5.01)
12/31/2017	1,537,321	14.52	to	14.07	21,967,607	5.34	1.25	to	1.75	6.66	to	6.13
12/31/2016	1,742,228	13.61	to	13.26	23,398,929	5.46	1.25	to	1.75	12.01	to	11.45

44

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BlackRock International Investor A Shares
12/31/2020	141,275	$17.23	to	$16.44	$2,374,222	0.22%	1.25%	to	1.75%	19.96%	to	19.36%
12/31/2019	149,044	14.37	to	13.78	2,091,897	1.01	1.25	to	1.75	29.82	to	29.18
12/31/2018	161,370	11.07	to	10.66	1,748,196	1.23	1.25	to	1.75	(22.62)	to	(23.01)
12/31/2017	160,262	14.30	to	13.85	2,253,499	1.20	1.25	to	1.75	29.69	to	29.05
12/31/2016	142,905	11.03	to	10.73	1,555,880	1.27	1.25	to	1.75	(0.91)	to	(1.40)

BlackRock iShares MSCI EAFE International Index Investor A Shares
12/31/2020	7,916	19.03	to	17.55	143,729	1.91	1.25	to	1.75	6.34	to	5.81
12/31/2019	9,031	17.90	to	16.59	154,389	3.05	1.25	to	1.75	20.02	to	19.42
12/31/2018	10,166	14.91	to	13.89	145,702	3.38	1.25	to	1.75	(14.65)	to	(15.08)
12/31/2017	11,264	17.47	to	16.36	189,535	2.17	1.25	to	1.75	23.30	to	22.68
12/31/2016	12,737	14.17	to	13.33	174,092	2.43	1.25	to	1.75	(0.47)	to	(0.96)

BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares
12/31/2020	1,349	32.68	to	30.14	42,145	0.87	1.25	to	1.75	18.18	to	17.59
12/31/2019	2,410	27.66	to	25.63	64,994	1.15	1.25	to	1.75	23.65	to	23.03
12/31/2018	2,471	22.37	to	20.83	53,959	0.63	1.25	to	1.75	(12.30)	to	(12.74)
12/31/2017	2,812	25.51	to	23.88	70,279	0.90	1.25	to	1.75	12.93	to	12.37
12/31/2016	3,082	22.59	to	21.25	68,389	1.08	1.25	to	1.75	19.54	to	18.94

BlackRock iShares S&P 500 Index Investor A Shares
12/31/2020	1,013,943	24.95	to	24.01	24,929,322	1.46	1.25	to	1.75	16.58	to	16.00
12/31/2019	1,099,064	21.40	to	20.70	23,218,000	1.87	1.25	to	1.75	29.39	to	28.74
12/31/2018	1,164,702	16.54	to	16.08	19,048,033	1.51	1.25	to	1.75	(5.87)	to	(6.35)
12/31/2017	1,202,659	17.57	to	17.16	20,952,043	1.56	1.25	to	1.75	19.88	to	19.29
12/31/2016	1,217,581	14.66	to	14.39	17,732,426	1.78	1.25	to	1.75	10.18	to	9.63

BlackRock Large Cap Focus Growth Investor A Shares
12/31/2020	311,393	15.01	to	14.93	4,662,905	-	1.25	to	1.75	44.62	to	43.90
12/31/2019(1)	410,429	10.38	to	10.38	4,260,293	-	1.25	to	1.75	-	to	-

BlackRock Low Duration Bond Investor A Shares
12/31/2020	6,932	10.74	to	10.24	72,757	1.83	1.25	to	1.75	1.92	to	1.42
12/31/2019	8,581	10.54	to	10.10	88,419	2.39	1.25	to	1.75	3.17	to	2.66
12/31/2018	8,842	10.21	to	9.84	88,538	2.21	1.25	to	1.75	(0.41)	to	(0.91)
12/31/2017	9,123	10.26	to	9.93	91,965	1.91	1.25	to	1.75	0.46	to	(0.04)
12/31/2016	9,493	10.21	to	9.93	95,502	1.44	1.25	to	1.75	0.40	to	(0.10)

BlackRock Total Return Investor A Shares
12/31/2020	4,240,037	15.82	to	14.59	66,543,677	2.07	1.25	to	1.75	7.23	to	6.69
12/31/2019	4,443,835	14.75	to	13.67	65,084,669	2.91	1.25	to	1.75	8.18	to	7.64
12/31/2018	4,672,862	13.64	to	12.70	63,472,540	2.97	1.25	to	1.75	(2.45)	to	(2.94)
12/31/2017	5,504,288	13.98	to	13.09	76,883,894	2.80	1.25	to	1.75	2.53	to	2.02
12/31/2016	5,704,080	13.63	to	12.83	77,759,965	2.46	1.25	to	1.75	1.91	to	1.41

BlackRock U.S. Government Bond Investor A Shares
12/31/2020	1,436,979	11.36	to	10.83	16,181,959	1.54	1.25	to	1.75	5.08	to	4.56
12/31/2019	1,446,049	10.81	to	10.36	15,509,828	2.31	1.25	to	1.75	5.13	to	4.60
12/31/2018	1,508,483	10.28	to	9.90	15,411,466	2.21	1.25	to	1.75	(0.87)	to	(1.37)
12/31/2017	1,829,309	10.37	to	10.04	18,882,406	2.04	1.25	to	1.75	0.43	to	(0.07)
12/31/2016	1,843,226	10.33	to	10.05	18,959,744	1.69	1.25	to	1.75	(0.04)	to	(0.54)

BNY Mellon Appreciation Investor Shares
12/31/2020	307,193	34.50	to	31.82	10,165,712	0.67	1.25	to	1.75	22.47	to	21.86
12/31/2019	374,611	28.17	to	26.11	10,144,384	1.01	1.25	to	1.75	33.46	to	32.80
12/31/2018	466,882	21.11	to	19.66	9,493,978	1.13	1.25	to	1.75	(7.55)	to	(8.02)
12/31/2017	548,658	22.83	to	21.37	12,098,021	1.19	1.25	to	1.75	25.07	to	24.45
12/31/2016	675,607	18.26	to	17.17	11,936,607	1.46	1.25	to	1.75	5.91	to	5.38

45

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Cohen & Steers Real Estate Securities Class A Shares
12/31/2020	17,010	$29.56	to	$27.26	$482,310	3.09%	1.25%	to	1.75%	(3.22	) %	to	(3.71	) %
12/31/2019	20,197	30.54	to	28.31	593,902	2.53	1.25	to	1.75	29.54		to	28.90
12/31/2018	21,968	23.58	to	21.96	500,125	3.28	1.25	to	1.75	(5.75)		to	(6.23)
12/31/2017	24,926	25.02	to	23.42	603,712	2.42	1.25	to	1.75	6.45		to	5.92
12/31/2016	26,783	23.50	to	22.11	610,402	2.59	1.25	to	1.75	6.42		to	5.89

Columbia Large Cap Growth Opportunity Class A Shares
12/31/2020	274,442	22.32	to	21.86	6,057,841	-	1.25	to	1.75	38.75		to	38.06
12/31/2019	343,691	16.09	to	15.83	5,482,080	-	1.25	to	1.75	34.25		to	33.58
12/31/2018	449,963	11.98	to	11.85	5,359,487	-	1.25	to	1.75	(5.57)		to	(6.04)
12/31/2017	492,713	12.69	to	12.62	6,232,159	-	1.25	to	1.75	26.00		to	25.37
12/31/2016(1)	577,349	10.07	to	10.06	5,811,770	-	1.25	to	1.75	-		to	-

Columbia Mid Cap Growth Class A Shares
12/31/2020	18,923	27.09	to	25.80	500,412	-	1.25	to	1.75	33.22		to	32.55
12/31/2019	19,177	20.33	to	19.47	380,975	-	1.25	to	1.75	33.12		to	32.46
12/31/2018	30,967	15.27	to	14.70	465,821	-	1.25	to	1.75	(6.60)		to	(7.06)
12/31/2017	30,877	16.35	to	15.81	498,482	-	1.25	to	1.75	21.10		to	20.50
12/31/2016	32,481	13.50	to	13.12	433,786	-	1.25	to	1.75	0.61		to	0.11

Columbia Select Small Cap Value Class A Shares
12/31/2020	246,935	44.03	to	44.03	10,873,757	0.02	1.30	to	1.30	8.16		to	8.16
12/31/2019	263,611	40.71	to	40.71	10,732,528	0.10	1.30	to	1.30	17.23		to	17.23
12/31/2018	293,097	34.73	to	34.73	10,179,329	0.07	1.30	to	1.30	(14.68)		to	(14.68)
12/31/2017	319,883	40.71	to	40.71	13,021,392	-	1.30	to	1.30	11.14		to	11.14
12/31/2016	354,009	36.62	to	36.62	12,965,552	-	1.30	to	1.30	11.29		to	11.29

Davis New York Venture Class A Shares
12/31/2020	659,474	29.09	to	26.82	21,890,888	0.56	1.25	to	1.75	10.03		to	9.48
12/31/2019	728,164	26.44	to	24.50	22,089,526	1.53	1.25	to	1.75	29.28		to	28.64
12/31/2018	860,031	20.45	to	19.05	20,010,714	0.51	1.25	to	1.75	(14.10)		to	(14.53)
12/31/2017	953,736	23.81	to	22.29	25,968,258	0.26	1.25	to	1.75	20.64		to	20.04
12/31/2016	1,133,037	19.73	to	18.57	25,720,810	0.77	1.25	to	1.75	10.86		to	10.31

Delaware Smid Cap Growth Class A Shares
12/31/2020	68,821	62.71	to	59.59	4,281,251	-	1.25	to	1.75	91.51		to	90.56
12/31/2019	90,186	32.74	to	31.27	2,927,538	-	1.25	to	1.75	33.64		to	32.98
12/31/2018	103,118	24.50	to	23.52	2,505,090	-	1.25	to	1.75	(1.12)		to	(1.62)
12/31/2017	123,389	24.78	to	23.90	3,035,230	-	1.25	to	1.75	33.46		to	32.80
12/31/2016	151,044	18.57	to	18.00	2,783,836	-	1.25	to	1.75	(5.51)		to	(5.98)

Eaton Vance Floating-Rate Class A Shares
12/31/2020	245,523	14.90	to	13.74	3,498,398	3.58	1.25	to	1.75	0.89		to	0.39
12/31/2019	278,106	14.77	to	13.68	3,943,113	4.75	1.25	to	1.75	5.51		to	4.98
12/31/2018	292,464	14.00	to	13.03	3,940,781	4.04	1.25	to	1.75	(0.72)		to	(1.22)
12/31/2017	259,059	14.10	to	13.19	3,533,860	3.57	1.25	to	1.75	2.79		to	2.28
12/31/2016	242,739	13.71	to	12.90	3,235,045	4.04	1.25	to	1.75	9.56		to	9.01

Eaton Vance Large-Cap Value Class A Shares
12/31/2020	192,402	18.95	to	17.69	3,513,218	1.39	1.25	to	1.75	1.01		to	0.51
12/31/2019	186,566	18.76	to	17.60	3,381,664	1.28	1.25	to	1.75	28.18		to	27.54
12/31/2018	220,583	14.64	to	13.80	3,127,465	1.21	1.25	to	1.75	(7.99)		to	(8.46)
12/31/2017	244,466	15.91	to	15.07	3,779,555	1.26	1.25	to	1.75	13.38		to	12.82
12/31/2016	278,681	14.03	to	13.36	3,809,910	1.42	1.25	to	1.75	8.21		to	7.67

Federated Hermes Equity Income Class A Shares
12/31/2020	85,513	16.17	to	15.56	1,353,769	1.35	1.25	to	1.75	5.09		to	4.57
12/31/2019	89,882	15.39	to	14.88	1,357,749	2.15	1.25	to	1.75	19.76		to	19.16
12/31/2018	92,826	12.85	to	12.49	1,173,673	1.74	1.25	to	1.75	(12.79)		to	(13.23)
12/31/2017	97,807	14.73	to	14.39	1,421,720	2.11	1.25	to	1.75	14.62		to	14.05
12/31/2016	89,728	12.85	to	12.62	1,140,116	2.32	1.25	to	1.75	8.14		to	7.60

46

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Federated Hermes Kaufmann Class A Shares
12/31/2020	113,118	$49.13	to	$45.30	$5,365,023	-%	1.25%	to	1.75%	26.98%	to	26.35%
12/31/2019	136,064	38.69	to	35.85	5,093,109	-	1.25	to	1.75	31.29	to	30.64
12/31/2018	154,680	29.47	to	27.44	4,417,045	-	1.25	to	1.75	2.34	to	1.82
12/31/2017	169,312	28.79	to	26.95	4,734,014	-	1.25	to	1.75	26.16	to	25.53
12/31/2016	193,628	22.82	to	21.47	4,300,863	-	1.25	to	1.75	1.80	to	1.29

Fidelity Advisor® Equity Growth Class A Shares
12/31/2020	41,562	49.74	to	45.87	2,582,960	-	1.25	to	1.75	41.64	to	40.94
12/31/2019	49,786	35.12	to	32.54	2,186,705	-	1.25	to	1.75	32.02	to	31.36
12/31/2018	54,517	26.60	to	24.77	1,814,018	-	1.25	to	1.75	(1.69)	to	(2.19)
12/31/2017	61,632	27.06	to	25.33	2,085,700	-	1.25	to	1.75	33.18	to	32.52
12/31/2016	277,683	20.32	to	19.11	7,119,791	-	1.25	to	1.75	(0.95)	to	(1.44)

Fidelity Advisor® Overseas Class A Shares
12/31/2020	19,695	32.24	to	32.24	634,884	-	1.30	to	1.30	13.23	to	13.23
12/31/2019	25,111	28.47	to	28.47	714,929	0.80	1.30	to	1.30	25.73	to	25.73
12/31/2018	51,142	22.64	to	22.64	1,158,028	0.77	1.30	to	1.30	(16.17)	to	(16.17)
12/31/2017	58,335	27.01	to	27.01	1,575,671	0.91	1.30	to	1.30	27.98	to	27.98
12/31/2016	64,368	21.11	to	21.11	1,358,555	0.94	1.30	to	1.30	(6.79)	to	(6.79)

Fidelity Advisor® Stock Selector Mid Cap Class A Shares
12/31/2020	16,260	46.20	to	46.20	751,262	0.96	1.30	to	1.30	11.34	to	11.34
12/31/2019	19,123	41.50	to	41.50	793,586	0.54	1.30	to	1.30	27.61	to	27.61
12/31/2018	23,428	32.52	to	32.52	761,864	0.57	1.30	to	1.30	(9.91)	to	(9.91)
12/31/2017	27,180	36.10	to	36.10	981,126	0.25	1.30	to	1.30	18.35	to	18.35
12/31/2016	35,943	30.50	to	30.50	1,096,253	0.59	1.30	to	1.30	8.98	to	8.98

Franklin Templeton Growth Class A Shares
12/31/2020	191,463	17.77	to	16.39	3,839,615	1.07	1.25	to	1.75	4.43	to	3.91
12/31/2019	204,478	17.02	to	15.77	3,937,179	1.90	1.25	to	1.75	13.40	to	12.84
12/31/2018	245,819	15.01	to	13.98	4,181,260	1.55	1.25	to	1.75	(15.61)	to	(16.03)
12/31/2017	270,153	17.78	to	16.64	5,506,302	1.75	1.25	to	1.75	16.34	to	15.76
12/31/2016	317,088	15.28	to	14.38	5,615,416	1.44	1.25	to	1.75	7.71	to	7.18

Invesco American Franchise Fund Class A Shares
12/31/2020	19,291	28.57	to	28.57	551,117	-	1.30	to	1.30	40.34	to	40.34
12/31/2019	27,443	20.36	to	20.36	558,653	-	1.30	to	1.30	34.75	to	34.75
12/31/2018	31,262	15.11	to	15.11	472,256	-	1.30	to	1.30	(5.03)	to	(5.03)
12/31/2017	32,646	15.91	to	15.91	519,279	-	1.30	to	1.30	25.47	to	25.47
12/31/2016	49,409	12.68	to	12.68	626,393	-	1.30	to	1.30	0.70	to	0.70

Invesco Capital Appreciation Class A Shares
12/31/2020	29,073	35.56	to	32.79	997,840	-	1.25	to	1.75	34.59	to	33.92
12/31/2019	29,804	26.42	to	24.48	760,094	-	1.25	to	1.75	34.37	to	33.70
12/31/2018	42,075	19.66	to	18.31	799,717	-	1.25	to	1.75	(7.14)	to	(7.60)
12/31/2017	51,824	21.17	to	19.82	1,064,639	0.01	1.25	to	1.75	24.96	to	24.34
12/31/2016	59,130	16.94	to	15.94	973,407	0.08	1.25	to	1.75	(3.55)	to	(4.03)

Invesco Charter Class A Shares
12/31/2020	10,141	24.32	to	24.32	246,596	0.52	1.30	to	1.30	12.03	to	12.03
12/31/2019	13,583	21.70	to	21.70	294,809	0.79	1.30	to	1.30	27.34	to	27.34
12/31/2018	23,948	17.04	to	17.04	408,174	0.34	1.30	to	1.30	(10.82)	to	(10.82)
12/31/2017	28,700	19.11	to	19.11	548,508	0.50	1.30	to	1.30	11.79	to	11.79
12/31/2016	32,592	17.10	to	17.10	557,187	0.84	1.30	to	1.30	8.90	to	8.90

Invesco Comstock Class A Shares
12/31/2020	1,308,740	24.91	to	22.97	35,157,014	2.35	1.25	to	1.75	(2.02)	to	(2.51)
12/31/2019	1,309,519	25.43	to	23.56	36,241,728	2.08	1.25	to	1.75	23.79	to	23.17
12/31/2018	1,533,134	20.54	to	19.13	34,398,704	1.42	1.25	to	1.75	(13.33)	to	(13.77)
12/31/2017	1,680,516	23.70	to	22.19	43,712,953	1.52	1.25	to	1.75	16.31	to	15.73
12/31/2016	2,060,855	20.38	to	19.17	45,827,125	2.17	1.25	to	1.75	16.37	to	15.79

47

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Invesco Discovery Mid Cap Growth Class A Shares
12/31/2020(1)	121,933	$15.44	to	$15.44	$1,882,373	-%	1.30%	to	1.30%	-%	to	-%

Invesco Equity and Income Class A Shares
12/31/2020	64,784	33.65	to	33.65	2,180,041	1.80	1.30	to	1.30	8.55	to	8.55
12/31/2019	77,383	31.00	to	31.00	2,398,841	1.85	1.30	to	1.30	18.52	to	18.52
12/31/2018	95,618	26.15	to	26.15	2,500,865	1.93	1.30	to	1.30	(10.83)	to	(10.83)
12/31/2017	104,597	29.33	to	29.33	3,067,830	1.97	1.30	to	1.30	9.45	to	9.45
12/31/2016	122,998	26.80	to	26.80	3,295,926	1.80	1.30	to	1.30	13.36	to	13.36

Invesco Fundamental Alternatives Class A Shares
12/31/2020	30,309	16.87	to	16.87	511,217	1.66	1.30	to	1.30	0.15	to	0.15
12/31/2019	36,949	16.84	to	16.84	622,263	2.01	1.30	to	1.30	5.20	to	5.20
12/31/2018	33,161	16.01	to	16.01	530,873	1.56	1.30	to	1.30	(3.36)	to	(3.36)
12/31/2017	42,700	16.57	to	16.57	707,362	1.52	1.30	to	1.30	(0.02)	to	(0.02)
12/31/2016	46,183	16.57	to	16.57	765,173	0.24	1.30	to	1.30	(0.03)	to	(0.03)

Invesco Global Class A Shares
12/31/2020	57,730	54.41	to	54.41	3,141,210	-	1.30	to	1.30	25.97	to	25.97
12/31/2019	65,159	43.19	to	43.19	2,814,484	0.57	1.30	to	1.30	29.87	to	29.87
12/31/2018	66,314	33.26	to	33.26	2,205,609	0.41	1.30	to	1.30	(14.68)	to	(14.68)
12/31/2017	66,363	38.98	to	38.98	2,587,030	0.58	1.30	to	1.30	34.49	to	34.49
12/31/2016	69,835	28.99	to	28.99	2,024,243	0.66	1.30	to	1.30	(1.13)	to	(1.13)

Invesco Main Street Class A Shares
12/31/2020	66,220	32.34	to	29.83	2,289,129	0.88	1.25	to	1.75	12.94	to	12.38
12/31/2019	71,899	28.64	to	26.54	2,213,899	0.86	1.25	to	1.75	30.30	to	29.65
12/31/2018	80,217	21.98	to	20.47	1,910,740	0.90	1.25	to	1.75	(9.04)	to	(9.50)
12/31/2017	90,023	24.16	to	22.62	2,370,114	1.08	1.25	to	1.75	15.29	to	14.72
12/31/2016	83,077	20.96	to	19.72	1,914,056	1.15	1.25	to	1.75	10.04	to	9.49

Invesco Main Street Mid Cap Class A Shares
12/31/2020	110,563	31.42	to	28.97	3,317,940	-	1.25	to	1.75	7.78	to	7.24
12/31/2019	34,601	29.15	to	27.01	974,834	-	1.25	to	1.75	30.50	to	29.85
12/31/2018	46,246	22.34	to	20.80	998,933	-	1.25	to	1.75	(13.35)	to	(13.78)
12/31/2017	50,161	25.78	to	24.13	1,254,265	0.38	1.25	to	1.75	13.26	to	12.70
12/31/2016	60,718	22.76	to	21.41	1,344,816	0.85	1.25	to	1.75	12.01	to	11.46

Invesco Value Opportunities Class A Shares
12/31/2020	157,303	1.85	to	1.77	284,549	0.30	1.25	to	1.75	4.17	to	3.65
12/31/2019	163,682	1.78	to	1.70	284,733	-	1.25	to	1.75	28.26	to	27.63
12/31/2018	168,761	1.39	to	1.34	229,546	-	1.25	to	1.75	(20.71)	to	(21.11)
12/31/2017	183,442	1.75	to	1.69	315,937	-	1.25	to	1.75	15.65	to	15.08
12/31/2016	206,263	1.51	to	1.47	307,172	0.17	1.25	to	1.75	16.54	to	15.97

Janus Henderson Enterprise Class A Shares
12/31/2020	614,864	54.04	to	51.03	32,290,410	-	1.25	to	1.75	18.40	to	17.81
12/31/2019	716,203	45.64	to	43.31	31,848,368	0.09	1.25	to	1.75	33.12	to	32.45
12/31/2018	896,623	34.29	to	32.70	30,022,173	0.05	1.25	to	1.75	(2.50)	to	(2.99)
12/31/2017	1,088,603	35.16	to	33.71	37,474,549	-	1.25	to	1.75	24.51	to	23.90
12/31/2016	1,325,848	28.24	to	27.21	36,743,226	-	1.25	to	1.75	10.28	to	9.73

Janus Henderson Forty Class A Shares
12/31/2020	155,943	45.07	to	42.06	6,792,692	0.17	1.25	to	1.75	37.09	to	36.41
12/31/2019	207,711	32.87	to	30.83	6,621,794	0.09	1.25	to	1.75	34.76	to	34.09
12/31/2018	261,479	24.39	to	22.99	6,193,685	-	1.25	to	1.75	(0.07)	to	(0.57)
12/31/2017	292,334	24.41	to	23.13	6,948,450	0.75	1.25	to	1.75	27.60	to	26.96
12/31/2016	355,722	19.13	to	18.21	6,645,423	-	1.25	to	1.75	0.78	to	0.28

48

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

JPMorgan Small Cap Growth Class A Shares
12/31/2020	53,337	$48.49	to	$45.25	$2,505,302	0.06%	1.25%	to	1.75%	57.23%	to	56.45%
12/31/2019	69,592	30.84	to	28.92	2,082,211	-	1.25	to	1.75	35.40	to	34.72
12/31/2018	82,990	22.78	to	21.47	1,836,864	-	1.25	to	1.75	(6.01)	to	(6.48)
12/31/2017	85,088	24.23	to	22.96	2,005,653	-	1.25	to	1.75	39.38	to	38.69
12/31/2016	87,360	17.39	to	16.55	1,477,059	-	1.25	to	1.75	6.46	to	5.93

Lord Abbett Affiliated Class A Shares
12/31/2020	79,395	23.10	to	21.30	1,769,808	2.11	1.25	to	1.75	(2.50)	to	(2.98)
12/31/2019	78,580	23.69	to	21.95	1,800,322	2.29	1.25	to	1.75	23.69	to	23.07
12/31/2018	90,216	19.15	to	17.84	1,671,862	2.09	1.25	to	1.75	(8.62)	to	(9.08)
12/31/2017	93,048	20.96	to	19.62	1,891,596	2.24	1.25	to	1.75	14.68	to	14.11
12/31/2016	77,861	18.28	to	17.19	1,385,605	2.54	1.25	to	1.75	15.89	to	15.31

Lord Abbett Bond-Debenture Class A Shares
12/31/2020	536,369	22.90	to	21.11	13,700,430	3.93	1.25	to	1.75	6.26	to	5.73
12/31/2019	555,689	21.55	to	19.97	13,314,534	4.11	1.25	to	1.75	11.96	to	11.41
12/31/2018	598,936	19.25	to	17.93	12,888,681	4.45	1.25	to	1.75	(4.99)	to	(5.47)
12/31/2017	622,741	20.26	to	18.96	14,222,792	4.27	1.25	to	1.75	7.86	to	7.32
12/31/2016	638,593	18.78	to	17.67	13,664,511	4.76	1.25	to	1.75	10.96	to	10.41

Lord Abbett Mid Cap Stock Class A Shares
12/31/2020	375,979	22.59	to	20.83	10,340,030	1.33	1.25	to	1.75	1.46	to	0.95
12/31/2019	409,041	22.26	to	20.63	11,136,761	0.85	1.25	to	1.75	21.38	to	20.78
12/31/2018	481,806	18.34	to	17.08	10,817,394	0.81	1.25	to	1.75	(15.61)	to	(16.03)
12/31/2017	532,166	21.73	to	20.34	14,221,734	0.86	1.25	to	1.75	5.71	to	5.18
12/31/2016	597,525	20.56	to	19.34	15,134,967	0.61	1.25	to	1.75	15.17	to	14.60

MFS® Growth Class A Shares
12/31/2020	348,978	42.43	to	42.43	14,807,655	-	1.30	to	1.30	29.60	to	29.60
12/31/2019	431,574	32.74	to	32.74	14,129,662	-	1.30	to	1.30	35.58	to	35.58
12/31/2018	533,880	24.15	to	24.15	12,892,434	-	1.30	to	1.30	1.01	to	1.01
12/31/2017	676,452	23.91	to	23.91	16,171,783	-	1.30	to	1.30	28.86	to	28.86
12/31/2016	660,571	18.55	to	18.55	12,255,172	-	1.30	to	1.30	0.90	to	0.90

MFS® Mid Cap Growth Class A Shares
12/31/2020	215,077	57.19	to	57.19	12,299,401	-	1.30	to	1.30	33.58	to	33.58
12/31/2019	269,458	42.81	to	42.81	11,535,422	-	1.30	to	1.30	35.65	to	35.65
12/31/2018	342,833	31.56	to	31.56	10,819,322	-	1.30	to	1.30	(0.46)	to	(0.46)
12/31/2017	423,854	31.70	to	31.70	13,438,132	-	1.30	to	1.30	24.37	to	24.37
12/31/2016	514,641	25.49	to	25.49	13,118,983	-	1.30	to	1.30	2.98	to	2.98

MFS® Research International Class A Shares
12/31/2020	212,238	32.22	to	32.22	6,839,050	0.81	1.30	to	1.30	11.44	to	11.44
12/31/2019	237,612	28.92	to	28.92	6,870,604	1.60	1.30	to	1.30	26.03	to	26.03
12/31/2018	291,558	22.94	to	22.94	6,689,430	3.63	1.30	to	1.30	(15.33)	to	(15.33)
12/31/2017	315,237	27.10	to	27.10	8,542,106	0.94	1.30	to	1.30	26.40	to	26.40
12/31/2016	572,602	21.44	to	21.44	12,275,421	1.48	1.30	to	1.30	(2.38)	to	(2.38)

PIMCO CommodityRealReturn Strategy Class A Shares
12/31/2020	1,412,865	6.09	to	5.61	8,259,524	1.43	1.25	to	1.75	(0.83)	to	(1.33)
12/31/2019	1,393,501	6.14	to	5.69	8,237,484	3.72	1.25	to	1.75	10.36	to	9.81
12/31/2018	1,448,936	5.56	to	5.18	7,777,051	4.70	1.25	to	1.75	(15.31)	to	(15.73)
12/31/2017	1,609,235	6.57	to	6.15	10,232,626	7.79	1.25	to	1.75	1.07	to	0.57
12/31/2016	1,659,309	6.50	to	6.11	10,457,493	0.61	1.25	to	1.75	12.72	to	12.16

PIMCO Low Duration Class A Shares
12/31/2020	3,764,611	12.43	to	11.60	45,208,636	1.56	1.25	to	1.75	1.83	to	1.32
12/31/2019	3,837,849	12.21	to	11.45	45,371,507	3.07	1.25	to	1.75	2.88	to	2.37
12/31/2018	3,778,607	11.86	to	11.18	43,525,627	1.84	1.25	to	1.75	(1.04)	to	(1.53)
12/31/2017	4,386,849	11.99	to	11.36	51,187,556	1.39	1.25	to	1.75	0.24	to	(0.26)
12/31/2016	4,638,659	11.96	to	11.39	54,117,453	1.66	1.25	to	1.75	0.31	to	(0.19)

49

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

PIMCO Real Return Class A Shares
12/31/2020	2,021,251	$15.71	to	$14.49	$30,502,494	2.23%	1.25%	to	1.75%	10.25%	to	9.70%
12/31/2019	2,228,130	14.25	to	13.21	30,569,591	1.56	1.25	to	1.75	6.75	to	6.21
12/31/2018	2,302,520	13.35	to	12.43	29,658,145	2.24	1.25	to	1.75	(3.58)	to	(4.07)
12/31/2017	2,664,076	13.85	to	12.96	35,672,387	2.17	1.25	to	1.75	2.22	to	1.72
12/31/2016	2,762,394	13.55	to	12.74	36,266,108	0.69	1.25	to	1.75	3.33	to	2.81

PIMCO Total Return Class A Shares
12/31/2020	4,659,009	17.71	to	16.33	82,185,522	2.17	1.25	to	1.75	7.16	to	6.63
12/31/2019	4,966,726	16.53	to	15.32	81,835,812	3.46	1.25	to	1.75	6.55	to	6.02
12/31/2018	5,280,143	15.51	to	14.45	81,916,772	2.74	1.25	to	1.75	(1.84)	to	(2.33)
12/31/2017	6,107,681	15.80	to	14.79	96,822,890	2.27	1.25	to	1.75	3.44	to	2.92
12/31/2016	6,574,285	15.28	to	14.37	100,962,473	2.59	1.25	to	1.75	0.94	to	0.43

Pioneer Class A Shares
12/31/2020	31,780	35.84	to	33.05	1,092,028	0.49	1.25	to	1.75	22.36	to	21.75
12/31/2019	30,962	29.29	to	27.14	873,144	0.79	1.25	to	1.75	29.37	to	28.73
12/31/2018	47,199	22.64	to	21.09	1,028,080	0.98	1.25	to	1.75	(2.97)	to	(3.46)
12/31/2017	50,513	23.33	to	21.84	1,135,965	0.94	1.25	to	1.75	20.03	to	19.44
12/31/2016	49,976	19.44	to	18.29	940,167	1.08	1.25	to	1.75	8.24	to	7.70

Pioneer High Yield Class A Shares
12/31/2020	116,741	20.69	to	19.08	2,313,263	5.29	1.25	to	1.75	1.79	to	1.28
12/31/2019	122,977	20.33	to	18.84	2,399,281	5.08	1.25	to	1.75	12.67	to	12.11
12/31/2018	132,479	18.04	to	16.80	2,300,437	4.98	1.25	to	1.75	(4.34)	to	(4.82)
12/31/2017	151,101	18.86	to	17.65	2,750,049	4.64	1.25	to	1.75	6.16	to	5.63
12/31/2016	159,598	17.77	to	16.71	2,739,101	5.14	1.25	to	1.75	12.72	to	12.16

Pioneer Real Estate Shares Class A Shares
12/31/2020	129,807	18.93	to	17.75	2,365,555	1.76	1.25	to	1.75	(8.05)	to	(8.51)
12/31/2019	125,781	20.59	to	19.41	2,502,561	1.84	1.25	to	1.75	26.45	to	25.82
12/31/2018	153,978	16.28	to	15.42	2,430,242	3.05	1.25	to	1.75	(8.70)	to	(9.16)
12/31/2017	167,620	17.83	to	16.98	2,907,326	2.18	1.25	to	1.75	1.92	to	1.41
12/31/2016	186,109	17.50	to	16.74	3,178,753	3.09	1.25	to	1.75	4.79	to	4.27

Pioneer Select Mid Cap Growth Class A Shares
12/31/2020	8,413	45.51	to	42.99	371,623	-	1.25	to	1.75	37.22	to	36.53
12/31/2019	12,127	33.16	to	31.49	390,291	-	1.25	to	1.75	31.08	to	30.43
12/31/2018	13,734	25.30	to	24.14	338,144	-	1.25	to	1.75	(7.42)	to	(7.89)
12/31/2017	13,840	27.33	to	26.21	369,382	-	1.25	to	1.75	28.17	to	27.54
12/31/2016	14,620	21.32	to	20.55	304,792	-	1.25	to	1.75	2.20	to	1.69

Putnam Equity Income Class A Shares
12/31/2020	45,036	13.57	to	13.57	611,188	1.67	1.30	to	1.30	4.47	to	4.47
12/31/2019	37,608	12.99	to	12.99	488,571	1.35	1.30	to	1.30	28.25	to	28.25
12/31/2018	68,320	10.13	to	10.13	692,013	1.55	1.30	to	1.30	(9.53)	to	(9.53)
12/31/2017(1)	72,494	11.20	to	11.20	811,666	0.81	1.30	to	1.30	-	to	-

Putnam Growth Opportunities Class A Shares
12/31/2020	84,284	24.19	to	24.19	2,039,130	-	1.30	to	1.30	36.62	to	36.62
12/31/2019	82,437	17.71	to	17.71	1,459,856	-	1.30	to	1.30	34.66	to	34.66
12/31/2018	117,639	13.15	to	13.15	1,547,013	0.00	1.30	to	1.30	0.93	to	0.93
12/31/2017	128,051	13.03	to	13.03	1,668,472	0.26	1.30	to	1.30	29.28	to	29.28
12/31/2016(1)	150,321	10.08	to	10.08	1,515,046	0.01	1.30	to	1.30	-	to	-

Putnam International Equity Class A Shares
12/31/2020	486,489	25.48	to	25.48	12,396,804	1.25	1.30	to	1.30	10.30	to	10.30
12/31/2019	533,646	23.10	to	23.10	12,328,992	1.63	1.30	to	1.30	23.88	to	23.88
12/31/2018	610,280	18.65	to	18.65	11,381,754	1.67	1.30	to	1.30	(20.41)	to	(20.41)
12/31/2017	622,908	23.43	to	23.43	14,596,316	0.35	1.30	to	1.30	24.84	to	24.84
12/31/2016	523,222	18.77	to	18.77	9,820,632	3.22	1.30	to	1.30	(3.96)	to	(3.96)

50

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Ready Assets Government Liquidity
12/31/2020	286,511	$9.74	to	$8.98	$2,715,256	0.23%	1.25%	to	1.75%	(1.05	) %	to	(1.54	) %
12/31/2019	497,823	9.85	to	9.13	4,777,720	1.44	1.25	to	1.75	0.16		to	(0.34)
12/31/2018	716,965	9.83	to	9.16	6,874,613	1.11	1.25	to	1.75	(0.15)		to	(0.65)
12/31/2017	708,605	9.85	to	9.22	6,798,816	0.21	1.25	to	1.75	(1.03)		to	(1.53)
12/31/2016	749,489	9.95	to	9.36	7,286,341	-	1.25	to	1.75	(1.24)		to	(1.73)

TA Asset Allocation - Conservative Class A Shares
12/31/2020	102,861	12.41	to	12.18	1,267,053	2.95	1.25	to	1.75	11.75		to	11.20
12/31/2019	60,886	11.10	to	10.95	672,140	3.73	1.25	to	1.75	10.94		to	10.39
12/31/2018	16,467	10.01	to	9.92	164,233	2.02	1.25	to	1.75	(5.56)		to	(6.03)
12/31/2017(1)	13,651	10.60	to	10.56	144,397	4.26	1.25	to	1.75	-		to	-

TA Asset Allocation - Moderate Class A Shares
12/31/2020	75,470	12.79	to	12.55	961,085	2.23	1.25	to	1.75	13.22		to	12.66
12/31/2019	60,062	11.29	to	11.14	676,723	2.22	1.25	to	1.75	13.28		to	12.72
12/31/2018	45,083	9.97	to	9.88	448,655	2.01	1.25	to	1.75	(7.39)		to	(7.86)
12/31/2017(1)	40,842	10.77	to	10.73	439,509	4.30	1.25	to	1.75	-		to	-

TA Asset Allocation - Moderate Growth Class A Shares
12/31/2020	224,165	13.35	to	13.10	2,966,903	1.18	1.25	to	1.75	15.45		to	14.88
12/31/2019	245,782	11.56	to	11.40	2,826,050	1.83	1.25	to	1.75	16.39		to	15.81
12/31/2018	262,511	9.94	to	9.85	2,598,456	2.23	1.25	to	1.75	(9.68)		to	(10.14)
12/31/2017(1)	94,986	11.00	to	10.96	1,042,457	3.07	1.25	to	1.75	-		to	-

TA Aegon Sustainable Equity Income Service Class
12/31/2020	355,775	10.48	to	10.30	3,719,030	2.78	1.25	to	1.75	(8.74)		to	(9.19)
12/31/2019	389,049	11.48	to	11.34	4,459,313	2.19	1.25	to	1.75	22.04		to	21.43
12/31/2018	483,951	9.41	to	9.34	4,548,658	1.89	1.25	to	1.75	(12.79)		to	(13.23)
12/31/2017(1)	551,684	10.79	to	10.77	5,948,939	-	1.25	to	1.75	-		to	-

TA BlackRock Government Money Market Initial Class
12/31/2020	377,342	9.91	to	9.85	3,730,601	0.06	1.25	to	1.75	(0.96)		to	(1.45)
12/31/2019(1)	4,662	10.00	to	10.00	46,621	0.14	1.25	to	1.75	-		to	-

TA Bond Class A Shares
12/31/2020	628,110	1.58	to	1.50	974,770	2.36	1.25	to	1.75	5.26		to	4.73
12/31/2019	650,680	1.50	to	1.43	960,900	3.13	1.25	to	1.75	7.72		to	7.18
12/31/2018	767,280	1.40	to	1.33	1,052,448	3.63	1.25	to	1.75	(2.01)		to	(2.50)
12/31/2017	795,195	1.43	to	1.37	1,116,133	3.71	1.25	to	1.75	3.61		to	3.09
12/31/2016	769,628	1.38	to	1.33	1,042,767	3.67	1.25	to	1.75	4.40		to	3.88

TA International Growth Initial Class
12/31/2020	7,730,565	12.94	to	12.72	99,279,440	2.26	1.25	to	1.75	19.40		to	18.80
12/31/2019	9,181,186	10.84	to	10.71	98,971,470	1.62	1.25	to	1.75	26.10		to	25.47
12/31/2018	10,882,226	8.59	to	8.53	93,233,304	1.24	1.25	to	1.75	(18.73)		to	(19.14)
12/31/2017(1)	11,019,328	10.57	to	10.55	116,429,572	-	1.25	to	1.75	-		to	-

TA JPMorgan Mid Cap Value Service Class
12/31/2020	144,775	11.44	to	11.25	1,652,582	1.01	1.25	to	1.75	(0.22)		to	(0.72)
12/31/2019	163,355	11.46	to	11.33	1,869,934	1.10	1.25	to	1.75	24.43		to	23.81
12/31/2018	195,021	9.21	to	9.15	1,795,272	0.64	1.25	to	1.75	(13.19)		to	(13.63)
12/31/2017(1)	221,925	10.61	to	10.59	2,354,702	-	1.25	to	1.75	-		to	-

TA Morgan Stanley Capital Growth Service Class
12/31/2020	15,238	22.61	to	22.48	343,422	-	1.25	to	1.75	114.60		to	113.53
12/31/2019(1)	21,345	10.54	to	10.53	224,764	-	1.25	to	1.75	-		to	-

TA Multi-Managed Balanced Class A Shares
12/31/2020	113,892	14.11	to	13.84	1,599,096	1.10	1.25	to	1.75	14.12		to	13.55
12/31/2019	45,711	12.36	to	12.19	563,282	1.42	1.25	to	1.75	19.81		to	19.21
12/31/2018	13,986	10.32	to	10.23	143,925	1.38	1.25	to	1.75	(5.14)		to	(5.62)
12/31/2017(1)	11,242	10.88	to	10.84	122,166	1.18	1.25	to	1.75	-		to	-

51

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA Small/Mid Cap Value Class A Shares
12/31/2020	1,414,551	$24.45	to	$22.94	$33,516,522	0.58%	1.25%	to	1.75%	1.97%	to	1.46%
12/31/2019	1,436,186	23.98	to	22.61	33,454,606	0.48	1.25	to	1.75	23.06	to	22.45
12/31/2018	1,666,426	19.49	to	18.46	31,618,113	0.47	1.25	to	1.75	(12.81)	to	(13.25)
12/31/2017	1,808,272	22.35	to	21.28	39,440,157	0.19	1.25	to	1.75	13.71	to	13.15
12/31/2016	2,233,538	19.65	to	18.81	42,937,495	0.83	1.25	to	1.75	19.25	to	18.65

TA Sustainable Equity Income Class A Shares
12/31/2020	4,409,162	13.57	to	13.11	58,994,566	2.06	1.25	to	1.75	(9.08)	to	(9.53)
12/31/2019	3,998,302	14.92	to	14.49	58,954,153	2.08	1.25	to	1.75	21.70	to	21.09
12/31/2018	4,543,703	12.26	to	11.97	55,165,336	1.98	1.25	to	1.75	(13.44)	to	(13.87)
12/31/2017	4,916,941	14.17	to	13.89	69,102,826	1.81	1.25	to	1.75	14.47	to	13.90
12/31/2016	5,905,128	12.38	to	12.20	72,638,471	2.32	1.25	to	1.75	13.20	to	12.64

TA T. Rowe Price Small Cap Service Class
12/31/2020	342,938	16.16	to	15.89	5,494,625	-	1.25	to	1.75	21.77	to	21.16
12/31/2019	401,768	13.27	to	13.11	5,299,872	-	1.25	to	1.75	30.75	to	30.09
12/31/2018	444,767	10.15	to	10.08	4,498,410	-	1.25	to	1.75	(8.44)	to	(8.90)
12/31/2017(1)	526,512	11.08	to	11.06	5,830,776	-	1.25	to	1.75	-	to	-

TA TS&W International Equity Service Class
12/31/2020	360,971	11.08	to	10.90	3,964,397	2.97	1.25	to	1.75	4.88	to	4.36
12/31/2019	370,379	10.57	to	10.44	3,888,418	1.17	1.25	to	1.75	19.24	to	18.64
12/31/2018	417,230	8.86	to	8.80	3,683,767	2.18	1.25	to	1.75	(16.75)	to	(17.17)
12/31/2017(1)	443,980	10.64	to	10.62	4,721,150	-	1.25	to	1.75	-	to	-

TA US Growth Class A Shares
12/31/2020	1,053,497	35.08	to	33.56	36,164,951	-	1.25	to	1.75	34.20	to	33.53
12/31/2019	1,402,979	26.14	to	25.13	35,973,537	-	1.25	to	1.75	37.62	to	36.93
12/31/2018	1,748,343	19.00	to	18.35	32,653,986	-	1.25	to	1.75	(1.54)	to	(2.04)
12/31/2017	2,218,848	19.29	to	18.74	42,191,950	-	1.25	to	1.75	27.14	to	26.50
12/31/2016	2,700,309	15.18	to	14.81	40,481,247	0.07	1.25	to	1.75	1.10	to	0.60

TA WMC US Growth Service Class
12/31/2020	1,342	20.03	to	19.70	26,530	-	1.25	to	1.75	35.24	to	34.56
12/31/2019	705	14.81	to	14.64	10,348	-	1.25	to	1.75	37.94	to	37.26
12/31/2018	761	10.74	to	10.66	8,125	0.35	1.25	to	1.75	(1.28)	to	(1.78)
12/31/2017(1)	-	10.88	to	10.86	-	-	1.25	to	1.75	-	to	-

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

52

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

53

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts an annual charge during the accumulation phase, not to exceed $40, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.25% to 1.75% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

54

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

55